                                             UAM Funds
                                             Funds for the Informed Investor(SM)

The Sirach Portfolios
Semi-Annual Report

                                                                  April 30, 1999


                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                                      SIRACH PORTFOLIOS
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments
  Sirach Special Equity Portfolio...........................................   8
  Sirach Growth Portfolio...................................................  14
  Sirach Strategic Balanced Portfolio.......................................  19
  Sirach Bond Portfolio.....................................................  26
  Sirach Equity Portfolio...................................................  30
Statement of Assets and Liabilities.........................................  35
Statement of Operations.....................................................  36
Statement of Changes in Net Assets
  Sirach Special Equity Portfolio...........................................  37
  Sirach Growth Portfolio...................................................  38
  Sirach Strategic Balanced Portfolio.......................................  39
  Sirach Bond Portfolio.....................................................  40
  Sirach Equity Portfolio...................................................  41
Financial Highlights
  Sirach Special Equity Portfolio...........................................  42
  Sirach Growth Portfolio...................................................  44
  Sirach Strategic Balanced Portfolio.......................................  46
  Sirach Bond Portfolio.....................................................  48
  Sirach Equity Portfolio...................................................  49
Notes to Financial Statements...............................................  50

--------------------------------------------------------------------------------

UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

 May 1999

Dear Shareholders:

Sirach Special Equity Portfolio

Off the October lows small cap growth stocks have outperformed small cap value stocks and even large cap stocks, as measured by the S&P 500 Index. For the six months ending April 1999 the Russell 2000 Growth Index gained 25.74% and the Russell 2500 Growth Index gained 25.46% outpacing the Russell 2000 Value Index return of 4.39% and the S&P 500 Index return of 22.31%.

The UAM Sirach Special Equity Portfolio has performed exceptionally well dur-ing this time period outperforming all indices with a return of 41.18% for the Institutional Class Shares and 41.45% for the Institutional Service Class Shares, and ending with net assets of $161.9 million.

The Special Equity Portfolio outperformed primarily due to both appropriate sector allocation and strong stock selection. The Portfolio was underweighted in Basic Materials, Capital Goods, Finance and Utilities, all of which underperformed during the first half of 1999. The Portfolio was overweighted in the strongest sectors: Technology, Consumer Cyclical and Healthcare, which are also our three largest sectors.

Our Technology holdings are focused mainly on companies benefiting from rapid adaption of Internet and wireless technologies by business and consumers. We expect a further benefit from continued consolidation in the Internet and Com-munications industries. The Consumer Cyclical holdings that have performed well are mainly special situations that are benefiting from having the right product for the baby boom generation or the baby boomer's children. The strongest areas in the Healthcare sector comes from the current trend of using lasers in corrective eye surgery and further drug breakthroughs.

The Energy sector, led by a strong rebound in the price of oil has been the strongest sector year to date. We have fully participated in the move with a market weight and superior stock selection.

In a low inflation environment, where strong earnings growth is more difficult to find, investors will pay a premium for companies with strong growth, attri-butes which Sirach's investment discipline seeks to find. If we continue to see signs that Asia and South America are stabilizing, world markets should become less volatile which should reduce risk premiums and benefit small cap growth stocks. With small cap stocks still near record low relative valua-tions, and with superior earnings

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UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

growth rates, small cap stocks' recent near term period of outperformance should continue.

Sirach Equity Portfolio

The Sirach Equity Portfolio ended the first six months of fiscal 1999 with net assets of $47.7 million. The Portfolio returned 20.50% for the six month peri-od, trailing the S&P 500 Index return of 22.31%. April proved to be a diffi-cult month for the Portfolio. Prior to April the Portfolio was maintaining positive performance relative to the index. During the month a dramatic shift occurred toward cyclical stocks as market participants became more comfortable with the prospects of an improving world economy. The Portfolio was impacted negatively on a relative basis on two fronts. First, having no exposure to Ba-sic Materials and Energy, which were strong contributors to the index perfor-mance, hindered returns relative to the index. And second, Specialty Retail and Pharmaceuticals, which we have strong exposure in, were especially hard hit by those who rotated into the cyclical companies.

Four sectors in the Portfolio made strong absolute contributions to return:
Capital Goods, Consumer Discretionary, Communication Services, and Technology. Within the Capital Goods sector, manufacturing and waste disposal were espe-cially strong performers. Consumer Discretionary, even with a tough April, displayed strong returns lead by our holdings in advertising and discount stores. Strong data traffic and good earnings prospects continue to drive our holdings in the Communication Services sector. Technology was lead by holdings in networking and telecommunication equipment suppliers. Healthcare was an underperformer during the period. Government discussions regarding potential changes to Medicare drug reimbursement policies sparked some fears amongst in-vestors relating to governmental involvement in the sector.

Technology remained the largest weighting in the Portfolio. Within the sector we shifted somewhat away from enterprise software companies that are experi-encing slowing sales momentum toward semiconductor companies that appear near the start of a positive cycle and to computer services companies with consis-tent earning growth and growing demand. Consumer Staples is another large sec-tor, though only slightly larger than Consumer Discretionary. Our holdings in the Consumer Staples sector come from a broad array of industries ranging from household products to media-TV/radio broadcasting. These companies score well in consistency of earnings. Within Consumer Discretionary we have added expo-sure in the apparel industry and the leisure industry while paring our weight-ing in drug stores and office supply stores. We continue our underweighting in Basic Materials, Energy, and Utilities. While performance of these sectors picked up dramatically in April,

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UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

earnings dynamics have not yet appeared. We continue to monitor a broad uni-verse of stocks seeking companies with strong and improving earnings characteristics.

Sirach Growth Portfolio
The Sirach Growth Portfolio's net assets at the end of the first half of fis-cal 1999 were approximately $82.2 million. For the period, the Sirach Growth Portfolio Institutional Class Shares returned 20.65% and the Institutional Service Class Shares returned 20.44%. This compares with the S&P 500 return of 22.31% and the Dow Jones Industrial Average return of 26.49%. Following a very strong first fiscal quarter, the Portfolio was tracking nicely versus the in-dexes through March. April witnessed a dramatic increase in cyclical stock performance at the expense of some growth sectors that had been strong per-formers. A look at the performance of the S&P 500 and the Dow Jones Industrial Average during April helps illustrate the change that occurred. The S&P 500, a broad based index recently dominated by large capitalization growth companies, returned 3.87%. The Dow Jones Industrial Average, a thirty stock index with heavier cyclical stock influence, was up 10.29%.

This dramatic shift had a significant impact on the Portfolio. Two cyclical sectors in which we had no exposure, Basic Materials and Energy, were espe-cially strong. Together these two sectors added 126 basis points to the per-formance of the S&P 500 during April. Because we had no holdings in these areas, our performance was penalized by a like amount on a relative basis. Al-ternatively, two sectors that had been positive performers for the Portfolio experienced sharp corrections even though there was no discernible change to fundamentals. Consumer Discretionary and Healthcare, and more specifically Specialty Retail and Pharmaceuticals, seemed to be the areas sold by market participants to find purchases of cyclical issues.

Even with the sharp pullback in April, the Consumer Discretionary sector was amongst the best performing sectors in the Portfolio for the period. Capital Goods and Communication Services were also very strong. With low unemployment, muted but steady wage gains, and a strong domestic economy, consumer spending has remained strong. This environment has benefited our holdings in the retail area. Within the Capital Goods sector a strong move from our holdings in manu-facturing and waste disposal propelled strong relative performance. Our hold-ings in Communication Services continue to benefit from increased data traffic and strong earnings prospects.

Some of the largest sector weights in the Portfolio are Technology, Consumer Staples, and Consumer Discretionary. We increased the Technology weighting during the period, going from a slight underweight to the S&P 500 to a slight over-

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UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

weight. We have increased exposure in Semiconductors and Computer Services while lowering our weighting in Software. Consumer Staples was also increased to a slight overweight relative to the index. Holdings in food and beverage companies were eliminated in favor of restaurants where pricing has stabilized and unit expansion has slowed, and radio broadcasting which is gaining share of advertising spending. Our weighting in Consumer Discretionary was little changed during the period. We currently have no exposure in Basic Materials, Energy, Transportation, and Utilities. Our process focuses on earnings, seek-ing consistency and potential acceleration. While we are open to ideas from all sectors, few companies from the above mentioned sectors have the earnings characteristics we seek.

Sirach Strategic Balanced Portfolio
The Sirach Strategic Balanced Portfolio had net assets of $80.5 million on April 30, 1999. Asset allocation was 62.9% common stocks, 34.3% fixed income and the remainder in cash equivalents.

The Sirach Strategic Balanced Portfolio returned 12.83% for the six months ending April 30, 1999, compared to 12.80% for the Lipper Balanced Fund Index.

The common stock characteristics for the Sirach Strategic Balanced Portfolio are identical to the Sirach Growth Portfolio, while the bond and derivative characteristics match the Sirach Bond Portfolio with 3.8% in REMICS and 4.3% in Mortgage Backed Securities.

Sirach Bond Portfolio
The Sirach Bond Portfolio's net assets at the end of the first half of fiscal 1999 were approximately $75.5 million. The total return during the same period for the Institutional Class shares and Institutional Service Class shares was 0.96% and 0.91%, respectively, versus 0.68% for the Lehman Aggregate Bond In-dex.

Interest rates rose during the period primarily due to the strong domestic economy, a gradual improvement in the global economic outlook and growing evi-dence that inflation has reached its lows. The equity market continued to set new records, corporate yield spreads narrowed and overseas markets rebounded.

The Portfolio performed well relative to the index. Corporate and mortgage po-sitions outperformed Treasuries as yield spreads narrowed. Our underweighting in Treasuries was the most significant factor in generating excess returns.

We believe that the long term trend to lower interest rates remains intact. Excess global capacity, productivity growth, fiscal surpluses and the expected slowing of domestic economic growth to a sustainable rate all support this view. However, the

UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

Federal Reserve currently seems to be moving in the direction of a modest tightening if current conditions persist. The bond market, responsive to the same factors, may also drive rates up in the near term.


Our Current Strategy:

DURATION
During the period, we raised duration as long Treasury rates moved through 5.65%. The Portfolio duration is currently slightly longer than the index. If rates move higher during the next quarter, as we expect, we will continue to extend portfolio duration. A six percent yield on long Treasuries would repre-sent good value based on historical real rates.

MATURITY STRUCTURE
The Portfolio has a maturity structure fairly close to the index. However, the steepness between 10 and 30 years maturities has warranted a slight overweight in the 30 year. In the next term, short rates are likely to rise with a stronger economy and possible Fed action, leading to a flatter yield curve. This will give us a more favorable opportunity to transition to a bulleted ma-turity structure.

SECTOR ALLOCATION
Corporate spreads should continue to tighten as long as the equity market re-mains strong. We will continue to selectively reduce our corporate exposure as we reach our price targets. Proceeds from corporate bond sales are likely to be reinvested in mortgage passthroughs.

The last two quarters have been a welcome change from the volatility experi-enced earlier in 1998. Performance has been good and we believe that we are well positioned to take advantage of the changes expected at this late stage in this extraordinary business cycle.

The Portfolio's derivative exposure is entirely Collateralized Mortgage Obli-gations 9.3%, REMICS 7.0% and Mortgage Backed Securities 7.2%. However, we feel that the risk of volatility to the Portfolio by owning these securities has not been increased above that of the Lehman Aggregate Bond Index.

Sincerely,

SIRACH CAPITAL MANAGEMENT, INC.

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UAM FUNDS                                                      SIRACH PORTFOLIOS
--------------------------------------------------------------------------------


    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
 There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
  A Portfolio's holdings are subject to change because it is actively managed.
    Portfolio changes should not be considered recommendations for action by individual investors.

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                       Definition of Comparative Indices
Dow Jones Industrial Average is a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

Lehman Aggregate Bond Index is an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mort-gage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

Lipper Balanced Fund Index is an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges approximately 60% to 40%.

Russell 2000 Growth Index contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 2500 Growth Index contains those Russell 2500 securities with a great-er-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utility and 20 transportation stocks.
    The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.
      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                    APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 91.3%
                                                           Shares     Value+
                                                          -------- ------------
 COMMUNICATIONS SERVICES - 4.0%
  Telecom-Cellular Wireless - 4.0%
   *ADC Telecommunications, Inc..........................   25,650 $  1,226,391
   *Aware, Inc...........................................   47,400    2,633,662
   *Proxim, Inc..........................................   67,250    2,605,937
                                                                   ------------
                                                                      6,465,990
                                                                   ------------

 CONSUMER CYCLICAL - 17.4%
  Apparel/Textiles - 6.3%
   *Cutter & Buck, Inc...................................   61,750    1,609,359
   *Fossil, Inc..........................................   92,100    2,837,831
   *Pacific SunWear of California........................   88,400    3,279,088
   *Quicksilver, Inc.....................................   96,450    2,561,953
                                                                   ------------
                                                                     10,288,231
                                                                   ------------
  Print and Publishing - 1.1%
   *Lamar Advertising Co. ...............................   51,150    1,726,312
                                                                   ------------
  Retail-Discount - 0.6%
   Family Dollar Stores, Inc.............................   40,400      974,650
                                                                   ------------
  Retail-General - 0.6%
   *Elder-Beerman Stores Corp............................  116,850      996,877
                                                                   ------------
  Retail-Specialty - 8.8%
   *Abercrombie & Fitch Co., Class A.....................   35,100    3,338,888
   *AnnTaylor Stores Corp................................   72,450    3,441,375
   *Beyond.com Corp. ....................................   53,900    1,588,366
   *Chico's Fas, Inc.....................................   44,350    1,117,066
   Claire's Stores, Inc..................................   18,200      602,875
   *Linens 'N Things, Inc................................   60,250    2,756,437
   *Priceline.com, Inc...................................    8,500    1,377,797
                                                                   ------------
                                                                     14,222,804
                                                                   ------------
   Total Consumer Cyclical...............................            28,208,874
                                                                   ------------

 CONSUMER STAPLES - 5.4%
  Restaurant/Lodging - 5.4%
   *CEC Entertainment, Inc...............................  160,700    6,026,250
   *Papa John's International, Inc.......................   65,900    2,648,356
                                                                   ------------
                                                                      8,674,606
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                    APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                             Shares    Value+
                                                             ------- -----------
 ENERGY - 2.8%
  Oil-Services - 2.8%
   *Cooper Cameron Corp.....................................  51,200 $ 1,977,600
   *Global Industries Ltd................................... 211,900   2,615,641
                                                                     -----------
                                                                       4,593,241
                                                                     -----------

 FINANCE - 7.5%
  Banks - 2.3%
   City National Corp.......................................  21,050     813,056
   First Tennessee National Corp............................  39,200   1,696,625
   National Commerce Bancorp................................  46,950   1,170,816
                                                                     -----------
                                                                       3,680,497
                                                                     -----------
  Financial Services - 3.7%
   Doral Financial Corp.....................................  73,200   1,290,150
   Metris Cos., Inc.........................................  50,950   3,127,056
   Mutual Risk Management Ltd...............................  42,100   1,636,637
                                                                     -----------
                                                                       6,053,843
                                                                     -----------
  Insurance Companies - 1.5%
   Protective Life Corp.....................................  61,400   2,406,112
                                                                     -----------
   Total Finance............................................          12,140,452
                                                                     -----------

 HEALTHCARE - 14.5%
  Bio/Specialty Pharmaceutical - 5.9%
   *Alkermes, Inc...........................................  45,050   1,206,495
   *Anesta Corp.............................................  73,000   1,022,000
   *Cephalon, Inc...........................................  75,500     915,437
   *Immunex Corp............................................   5,600     534,100
   *MedImmune, Inc..........................................  43,250   2,385,508
   *Millenium Pharmaceuticals...............................  41,750   1,553,883
   *Pharmaceutical Product Development, Inc.................  67,250   1,954,453
                                                                     -----------
                                                                       9,571,876
                                                                     -----------
  Drugs - 3.6%
   Allergan, Inc............................................  26,300   2,363,712
   Alpharma, Inc., Class A..................................  73,700   2,174,150
   *Ivax Corp. .............................................  92,500   1,214,062
                                                                     -----------
                                                                       5,751,924
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                    APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                             Shares    Value+
                                                             ------- -----------
 HEALTHCARE - continued
  Medical Products/Supplies - 1.9%
   *Gliatech, Inc...........................................  24,600 $   562,725
   *Laser Vision Centers, Inc...............................  29,400   1,238,475
   *Osteotech, Inc..........................................  24,900     894,844
   *Priority Healthcare Corp................................   7,950     402,966
                                                                     -----------
                                                                       3,099,010
                                                                     -----------
  Medical Services - 3.1%
   *Express Scripts, Inc., Class A..........................  33,550   2,472,216
   *Province Healthcare Co..................................  28,350     628,130
   *Renal Care Group, Inc...................................  91,625   1,915,535
                                                                     -----------
                                                                       5,015,881
                                                                     -----------
   Total Healthcare.........................................          23,438,691
                                                                     -----------

 MISCELLANEOUS - 3.4%
  Professional Services - 3.4%
   *Abacus Direct Corp......................................  17,125   1,282,234
   *Rent-Way, Inc........................................... 100,710   2,744,347
   *USWeb Corp..............................................   8,200     183,988
   *Whittman-Hart, Inc......................................  43,700   1,234,525
                                                                     -----------
                                                                       5,445,094
                                                                     -----------

 TECHNOLOGY - 33.8%
  Communication Equipment - 5.9%
   *ACT Networks, Inc....................................... 116,050   2,074,394
   *Amdocs Ltd..............................................  77,250   2,076,094
   *Com21, Inc..............................................  82,000   2,552,250
   *E-Tek Dynamics, Inc.....................................  44,350   1,908,436
   *RF Micro Devices, Inc...................................  15,200     850,250
                                                                     -----------
                                                                       9,461,424
                                                                     -----------
  Computer Related - 3.8%
   *Electronics for Imaging, Inc............................  71,150   3,366,284
   *MMC Networks, Inc.......................................  79,400   1,950,263
   *Network Solutions, Inc..................................   2,700     209,925
   *USinternetworking, Inc..................................  12,700     649,287
                                                                     -----------
                                                                       6,175,759
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                    APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                             Shares    Value+
                                                             ------- -----------
 TECHNOLOGY - continued
  Computer Services - 4.1%
   *BindView Development Corp...............................  85,450 $ 1,847,856
   *CNET, Inc...............................................   8,000   1,025,750
   *Infospace.com, Inc......................................   3,450     493,889
   *iVillage, Inc...........................................  11,650     923,263
   *Pegasus Systems, Inc....................................  19,900     920,375
   *Preview Travel, Inc.....................................  35,800     929,681
   *Security First Technologies.............................   4,100     490,078
                                                                     -----------
                                                                       6,630,892
                                                                     -----------
  Computer Software - 8.7%
   *Allaire Corp............................................   3,800     263,981
   *Ardent Software, Inc....................................  53,200     997,500
   *Bottomline Technologies, Inc............................  14,750     863,797
   *Business Objects S.A. ADR...............................  46,900   1,097,753
   *Excite, Inc.............................................   4,350     636,459
   *Exodus Communications, Inc..............................   9,100     820,138
   *Mercury Interactive Corp................................  79,000   2,229,281
   *Micromuse, Inc..........................................  17,500     602,656
   *Mindspring Enterprises, Inc.............................   9,050     877,567
   *Mpath Interactive, Inc..................................   9,000     355,219
   *National Instruments Corp...............................   6,700     227,800
   *Net Perceptions, Inc....................................  12,500     329,688
   *Open Text Corp..........................................  13,650     543,441
   *RealNetworks, Inc.......................................   1,000     221,500
   *Smith-Gardner & Associates, Inc.........................  53,750     713,867
   *Verio, Inc..............................................  17,100   1,213,031
   *Verity, Inc.............................................  47,650   1,681,152
   *WebTrends Corp..........................................   8,800     468,050
                                                                     -----------
                                                                      14,142,880
                                                                     -----------
  Electronics - 5.8%
   *Conexant Systems Inc....................................  35,500   1,443,297
   *Macromedia, Inc.........................................  84,800   3,516,550
   *Rational Software Corp..................................  38,950   1,156,328
   *Safeguard Scientifics, Inc..............................  17,650   1,429,650
   *Xilinx, Inc.............................................  40,950   1,868,344
                                                                     -----------
                                                                       9,414,169
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                    APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                          Shares      Value+
                                                        ---------- ------------
 TECHNOLOGY - continued
  Semiconductors - 5.5%
   *American Xtal Technology, Inc......................     36,800 $    829,150
   *Broadcom Corp......................................     33,950    2,620,516
   *LSI Logic Corp.....................................     48,050    1,633,700
   Linear Technology, Inc..............................     11,250      640,547
   *Transwitch Corp....................................     38,100    1,677,591
   *Vitesse Semiconductor Corp.........................     32,050    1,491,327
                                                                   ------------
                                                                      8,892,831
                                                                   ------------
   Total Technology....................................              54,717,955
                                                                   ------------

 TRANSPORTATION - 2.5%
  Airlines - 1.7%
   Comair Holdings, Inc................................     53,875    1,188,617
   Skywest, Inc........................................     62,750    1,631,500
                                                                   ------------
                                                                      2,820,117
                                                                   ------------
  Auto & Truck Parts - 0.6%
   Paccar, Inc.........................................     16,000      895,000
                                                                   ------------
  Trucking/Shipping - 0.2%
   *American Freightways Corp..........................     15,000      258,281
                                                                   ------------
   Total Transportation................................               3,973,398
                                                                   ------------
   TOTAL COMMON STOCKS (Cost $119,327,317).............             147,658,301
                                                                   ------------

 SHORT-TERM INVESTMENT - 3.0%

                                                           Face
                                                          Amount
                                                        ----------
 REPURCHASE AGREEMENT - 3.0%
  Chase Securities.Inc. 4.87%, dated 4/30/99, due
   5/3/99, to be repurchased at $4,924,998,
   collateralized by U.S. Treasury Notes, 5.50%-7.00%,
   due 5/15/06-5/15/08, valued at $4,925,594 (Cost
   $4,923,000)......................................... $4,923,000    4,923,000
                                                                   ------------
  TOTAL INVESTMENTS - 94.3% (Cost $124,250,317)(a).....             152,581,301
                                                                   ------------
  OTHER ASSETS AND LIABILITIES (NET) - 5.7%............               9,303,101
                                                                   ------------
  NET ASSETS - 100%....................................            $161,884,402
                                                                   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                       SIRACH SPECIAL EQUITY PORTFOLIO
                                    APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

   + See Note A to Financial Statements.
   * Non-Income Producing Security
ADR American Depositary Receipt
  (a) The cost for federal income tax purposes was $124,250,317. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $28,330,984. This consisted of aggregate gross unrealized appreciation for all securities of $31,940,085 and aggregate gross unrealized depreciation for all securities of $3,609,101.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO
                                             APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 97.3%
                                                           Shares     Value+
                                                           ------- ------------
 CAPITAL GOODS - 4.5%
  Electrical Equipment - 3.3%
   General Electric Co....................................  25,300 $  2,669,150
                                                                   ------------
  Environmental - 1.2%
   Waste Management, Inc..................................  17,627      995,925
                                                                   ------------
   Total Capital Goods....................................            3,665,075
                                                                   ------------

 COMMUNICATION SERVICES - 6.6%
  Telecommunication-Cellular Wireless - 0.5%
   *AirTouch Communications, Inc..........................   4,615      430,926
                                                                   ------------
  Telecommunication-Long Distance - 3.7%
   AT&T Corp..............................................  27,985    1,413,242
   *MCI WorldCom, Inc.....................................  19,840    1,630,600
                                                                   ------------
                                                                      3,043,842
                                                                   ------------
  Telephone - 2.4%
   ALLTEL Corp............................................   8,400      566,475
   SBC Communications, Inc................................  24,500    1,372,000
                                                                   ------------
                                                                      1,938,475
                                                                   ------------
   Total Communication Services...........................            5,413,243
                                                                   ------------

 CONSUMER CYCLICAL - 15.6%
  Apparel/Textile - 0.5%
   NIKE, Inc., Class B....................................   6,500      404,219
                                                                   ------------
  Office Supplies - 1.9%
   Pitney Bowes, Inc......................................  21,800    1,524,637
                                                                   ------------
  Printing/Publishing - 1.5%
   Omnicom Group, Inc. ...................................  17,365    1,258,963
                                                                   ------------
  Retail-Discount - 3.2%
   Costco Cos., Inc.......................................  19,165    1,550,568
   Family Dollar Stores, Inc..............................  45,400    1,095,275
                                                                   ------------
                                                                      2,645,843
                                                                   ------------
  Retail-General - 3.5%
   Dayton Hudson Corp. ...................................  12,600      848,138
   *Fred Meyer, Inc.......................................  25,465    1,378,293
   *Kohl's Corp...........................................   9,606      638,199
                                                                   ------------
                                                                      2,864,630
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO
                                             APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                            Shares     Value+
                                                            ------- ------------
 CONSUMER CYCLICAL - continued
  Retail-Specialty - 5.0%
   Home Depot, Inc.........................................  38,440 $  2,303,997
   Lowe's Cos., Inc........................................  12,400      654,100
   *Staples, Inc...........................................  38,422    1,153,861
                                                                    ------------
                                                                       4,111,958
                                                                    ------------
   Total Consumer Cyclical.................................           12,810,250
                                                                    ------------

 CONSUMER STAPLES - 13.3%
  Beverages - 0.4%
   Pepsi Bottling Group....................................  16,500      347,531
                                                                    ------------
  Cosmetics/Toiletries - 3.0%
   Avon Products, Inc......................................  20,600    1,118,837
   Procter & Gamble Co.....................................  14,780    1,386,549
                                                                    ------------
                                                                       2,505,386
                                                                    ------------
  Restaurants - 1.6%
   McDonald's Corp.........................................  31,900    1,351,763
                                                                    ------------
  Food Retailers - 3.5%
   *Safeway, Inc...........................................  32,800    1,769,150
   *Starbucks Corp.........................................  29,460    1,089,099
                                                                    ------------
                                                                       2,858,249
                                                                    ------------
  Household Products/Housing - 1.1%
   Clorox Co...............................................   7,930      914,924
                                                                    ------------
  Media - 3.7%
   *Clear Channel Communications, Inc......................  16,300    1,132,850
   *Outdoor Systems, Inc...................................  24,200      609,538
   Time Warner, Inc........................................  18,600    1,302,000
                                                                    ------------
                                                                       3,044,388
                                                                    ------------
   Total Consumer Staples..................................           11,022,241
                                                                    ------------

 FINANCE - 13.9%
  Banks - 5.4%
   BankAmerica Corp........................................  10,002      720,144
   Bank of New York Co., Inc...............................  28,700    1,148,000
   Chase Manhattan Corp....................................  19,140    1,583,835
   Northern Trust Corp.....................................  10,700      994,431
                                                                    ------------
                                                                       4,446,410
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO
                                             APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                            Shares     Value+
                                                            ------- ------------
 FINANCE - continued
  Financial Services - 4.7%
   American Express Co.....................................   8,300 $  1,084,706
   Fannie Mae..............................................  22,000    1,560,625
   Providian Corp..........................................   9,250    1,193,828
                                                                    ------------
                                                                       3,839,159
                                                                    ------------
  Insurance Companies - 3.8%
   American International Group, Inc.......................  17,192    2,018,986
   CIGNA Corp..............................................   6,500      566,719
   Marsh & McLennan Cos., Inc..............................   7,200      551,250
                                                                    ------------
                                                                       3,136,955
                                                                    ------------
   Total Finance...........................................           11,422,524
                                                                    ------------

 HEALTHCARE - 14.7%
  Bio-Medical/Specialty Pharmaceutical - 2.9%
   *Biogen, Inc............................................  13,400    1,274,256
   *Genentech, Inc.........................................  13,200    1,117,050
                                                                    ------------
                                                                       2,391,306
                                                                    ------------
  Drugs - 4.9%
   Merck & Co., Inc. ......................................  17,580    1,234,995
   Pfizer, Inc.............................................   9,320    1,072,383
   Schering-Plough Corp....................................  35,600    1,719,925
                                                                    ------------
                                                                       4,027,303
                                                                    ------------
  Medical Products/Supplies - 6.9%
   Abbott Laboratories.....................................  28,492    1,380,081
   Biomet, Inc.............................................  28,900    1,184,900
   Cardinal Health, Inc. ..................................  25,587    1,530,422
   Guidant Corp............................................  10,500      563,719
   Medtronic, Inc..........................................  13,900      999,931
                                                                    ------------
                                                                       5,659,053
                                                                    ------------
   Total Healthcare........................................           12,077,662
                                                                    ------------

 MISCELLANEOUS - 4.9%
  Professional Services - 1.2%
   Carnival Corp., Class A.................................  24,400    1,006,500
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO
                                             APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                             Shares    Value+
                                                             ------- -----------
 MISCELLANEOUS - continued
  Manufacturing Diversified - 3.7%
   Corning, Inc.............................................  16,300 $   933,175
   Tyco International Ltd. .................................  25,830   2,098,688
                                                                     -----------
                                                                       3,031,863
                                                                     -----------
   Total Miscellaneous......................................           4,038,363
                                                                     -----------

 TECHNOLOGY - 23.8%
  Communication Equipment - 4.5%
   General Instrument Corp. ................................   4,300     156,950
   Lucent Technologies, Inc.................................  19,160   1,151,995
   Nokia Corp. ADR..........................................  13,000     964,437
   *Qwest Communications International, Inc.................  16,500   1,409,203
                                                                     -----------
                                                                       3,682,585
                                                                     -----------
  Computer Related - 4.5%
   *Cisco Systems, Inc. ....................................  18,495   2,110,164
   *EMC Corp................................................  14,100   1,536,019
                                                                     -----------
                                                                       3,646,183
                                                                     -----------
  Computer Services - 6.0%
   *America Online, Inc.....................................   9,600   1,370,400
   Automatic Data Processing, Inc...........................  28,800   1,281,600
   *Fiserv, Inc.............................................  20,395   1,194,382
   Unisys Corp..............................................  35,200   1,106,600
                                                                     -----------
                                                                       4,952,982
                                                                     -----------
  Computer Software - 4.3%
   *Microsoft Corp..........................................  37,670   3,061,865
   *Yahoo, Inc..............................................   2,700     471,488
                                                                     -----------
                                                                       3,533,353
                                                                     -----------
  Electronics - 1.0%
   *Vitesse Semiconductor Corp. ............................  17,900     832,909
                                                                     -----------
  Semiconductors - 3.5%
   *Applied Material, Inc. .................................   9,100     487,703
   Texas Instruments, Inc...................................  10,400   1,062,100
   Intel Corp...............................................  22,230   1,359,503
                                                                     -----------
                                                                       2,909,306
                                                                     -----------
   Total Technology.................................................  19,557,318
                                                                     -----------
   TOTAL COMMON STOCKS (Cost $57,028,140)...........................  80,006,676
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               SIRACH GROWTH PORTFOLIO
                                             APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

 SHORT-TERM INVESTMENT - 3.1%
                                                          Face
                                                         Amount     Value+
                                                       ---------- -----------
 REPURCHASE AGREEMENT - 3.1%
  Chase Securities, Inc. 4.87%, dated 4/30/99, due
   5/3/99, to be repurchased at $2,510,018,
   collaterized by U.S. Treasury Notes, 5.50%-7.00%,
   due 5/15/06-5/15/08, valued at $2,510,322 (Cost
   $2,509,000)........................................ $2,509,000 $ 2,509,000
                                                                  -----------
  TOTAL INVESTMENTS - 100.4% (Cost $59,537,140)(a)...............  82,515,676
                                                                  -----------
  OTHER ASSETS AND LIABILITIES (NET) - (0.4)%....................    (312,388)
                                                                  -----------
  NET ASSETS - 100%.............................................. $82,203,288
                                                                  ===========

    + See Note A to Financial Statements.
    * Non-Income Producing Security
ADR American Depositary Receipt
  (a) The cost for federal income tax purposes was $59,537,140. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $22,978,536. This consisted of aggregate gross unrealized appreciation for all securities of $23,426,530 and aggregate gross unrealized depreciation for all securities of $447,994.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                            APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 62.9%
                                                           Shares     Value+
                                                         ---------- -----------

 CAPITAL GOODS - 2.8%
  Electrical Equipment - 2.0%
   General Electric Co. ................................     15,500 $ 1,635,250
                                                                    -----------

  Environmental - 0.8%
   Waste Management, Inc................................     11,632     657,208
                                                                    -----------
   Total Capital Goods.............................................   2,292,458
                                                                    -----------

 COMMUNICATION SERVICES - 4.9%
  Telecommunication - Cellular Wireless - 0.3%
   *AirTouch Communications, Inc........................      2,700     252,113
                                                                    -----------

  Telecommunication - Long Distance - 3.1%
   AT&T Corp............................................     16,350     825,675
   *MCI WorldCom, Inc. .................................     12,600   1,035,169
   Sprint Cap Corp......................................    700,000     687,806
                                                                    -----------
                                                                      2,548,650
                                                                    -----------

  Telephone - 1.5%
   ALLTEL Corp. ........................................      5,000     337,187
   SBC Communications, Inc..............................     15,000     840,000
                                                                    -----------
                                                                      1,177,187
                                                                    -----------
   Total Communication Services....................................   3,977,950
                                                                    -----------

 CONSUMER CYCLICAL - 9.9%
  Apparel/Textile - 0.3%
   NIKE, Inc., Class B..................................      4,000     248,750
                                                                    -----------
  Office Supplies - 1.2%
   Pitney Bowes, Inc....................................     13,700     958,144
                                                                    -----------
  Printing/Publishing - 1.1%
   Omnicom Group, Inc...................................     10,800     783,000
                                                                    -----------
  Retail Discount - 2.0%
   *Costco Cos., Inc....................................     11,800     954,694
   Family Dollar Stores, Inc............................     28,500     687,562
                                                                    -----------
                                                                      1,642,256
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                            APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                           Shares      Value+
                                                         ---------- ------------

 CONSUMER CYCLICAL - continued
  Retail - General - 2.1%
   Dayton Hudson Corp...................................      7,700 $    518,306
   *Fred Meyer, Inc. ...................................     15,000      811,875
   *Kohl's Corp.........................................      5,915      392,978
                                                                    ------------
                                                                       1,723,159
                                                                    ------------
  Retail - Specialty - 3.2%
   Home Depot, Inc. ....................................     23,400    1,402,538
   Lowe's Cos., Inc.....................................      7,900      416,725
   *Staples, Inc........................................     24,075      723,002
                                                                    ------------
                                                                       2,542,265
                                                                    ------------
   Total Consumer Cyclical.........................................    7,897,574
                                                                    ------------
 CONSUMER STAPLES - 8.4%
  Beverages - 0.3%
   *Pepsi Bottling Group................................      9,700      204,306
                                                                    ------------
  Cosmetics/Toiletries - 1.9%
   Avon Products, Inc...................................     12,700      689,769
   Procter & Gamble Co. ................................      9,100      853,694
                                                                    ------------
                                                                       1,543,463
                                                                    ------------
  Restaurant - 1.0%
   McDonald's Corp......................................     19,400      822,075
                                                                    ------------
  Food Retailers - 2.2%
   *Safeway, Inc........................................     19,500    1,051,781
   *Starbucks Corp......................................     18,700      691,316
                                                                    ------------
                                                                       1,743,097
                                                                    ------------
  Household Products/Housing - 0.7%
   Clorox Co............................................      4,800      553,800
                                                                    ------------
  Media - 2.3%
   *Clear Channel Communications, Inc...................     10,000      695,000
   *Outdoor Systems, Inc................................     14,700      370,256
   Time Warner, Inc.....................................     11,600      812,000
                                                                    ------------
                                                                       1,877,256
                                                                    ------------
   Total Consumer Staples..........................................    6,743,997
                                                                    ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                            APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                            Shares     Value+
                                                          ---------- -----------

 ENERGY - 1.1%
  Oil-Services - 1.1%
   Occidential Petroleum Corp............................    875,000 $   925,312
                                                                     -----------

 FINANCE - 8.7%
  Banks - 3.4%
   BankAmerica Corp......................................      6,273     451,656
   Bank of New York Co., Inc. ...........................     17,600     704,000
   Chase Manhattan Corp..................................     11,700     968,175
   Northern Trust Corp...................................      6,600     612,150
                                                                     -----------
                                                                       2,735,981
                                                                     -----------
  Financial Services - 2.9%
   American Express Co...................................      5,500     718,781
   Fannie Mae............................................     13,100     929,281
   Providian Corp........................................      5,200     671,125
                                                                     -----------
                                                                       2,319,187
                                                                     -----------
  Insurance Companies - 2.4%
   American International Group, Inc.....................     10,847   1,273,844
   CIGNA Corp............................................      3,800     331,313
   Marsh & McLennan Cos., Inc............................      4,400     336,875
                                                                     -----------
                                                                       1,942,032
                                                                     -----------
   Total Finance....................................................   6,997,200
                                                                     -----------

 HEALTHCARE - 9.4%
  Biomedical/Specialty Pharmaceutical - 1.8%
   *Biogen, Inc. ........................................      8,400     798,787
   *Genentech, Inc. .....................................      8,100     685,463
                                                                     -----------
                                                                       1,484,250
                                                                     -----------
  Drugs - 3.1%
   Merck & Co., Inc. ....................................     11,100     779,775
   Pfizer, Inc. .........................................      5,700     655,856
   Schering-Plough Corp. ................................     21,800   1,053,213
                                                                     -----------
                                                                       2,488,844
                                                                     -----------
  Medical Products/Supplies - 4.5%
   Abbott Laboratories...................................     18,398     891,153
   Biomet, Inc...........................................     18,900     774,900

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                            APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                            Shares     Value+
                                                          ---------- -----------

 HEALTHCARE - continued
  Medical Products/Supplies - continued
   Cardinal Health, Inc..................................     15,950 $   954,009
   Guidant Corp..........................................      6,400     343,600
   Medtronic, Inc........................................      8,600     618,663
                                                                     -----------
                                                                       3,582,325
                                                                     -----------
   Total Healthcare.................................................   7,555,419
                                                                     -----------

 MISCELLANEOUS - 3.1%
  Professional Services - 0.8%
   Carnival Corp., Class A...............................     14,900     614,625
                                                                     -----------
  Manufacturing - Diversified - 2.3%
   Corning, Inc. ........................................     10,000     572,500
   Tyco International Ltd................................     15,900   1,291,875
                                                                     -----------
                                                                       1,864,375
                                                                     -----------
   Total Miscellaneous..............................................   2,479,000
                                                                     -----------
 TECHNOLOGY - 14.6%
  Communication Equipment - 2.7%
   *General Instrument Corp..............................      2,600      94,900
   Lucent Technologies, Inc..............................     11,400     685,425
   Nokia Corp. ADR.......................................      7,900     586,081
   *Qwest Communications International, Inc..............      9,700     828,441
                                                                     -----------
                                                                       2,194,847
                                                                     -----------
  Computer Related - 2.9%
   *Cisco Systems, Inc...................................     11,825   1,349,159
   *EMC Corp.............................................      8,700     947,756
                                                                     -----------
                                                                       2,296,915
                                                                     -----------
  Computer Services - 3.5%
   *America Online, Inc..................................      4,600     656,650
   Automatic Data Processing, Inc........................     18,000     801,000
   *Fiserv, Inc..........................................     11,850     693,966
   *Unisys Corp..........................................     21,600     679,050
                                                                     -----------
                                                                       2,830,666
                                                                     -----------
  Computer Software - 2.7%
   *Microsoft Corp.......................................     23,100   1,877,597
   *Yahoo, Inc...........................................      1,700     296,756
                                                                     -----------
                                                                       2,174,353
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                            APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                           Shares     Value+
                                                         ---------- -----------

 TECHNOLOGY - continued
  Electronics - 0.6%
   *Vitesse Semiconductor Corp..........................     11,000 $   511,844
                                                                    -----------
  Semiconductors - 2.2%
   *Applied Material, Inc...............................      4,800     257,250
   Texas Instruments, Inc...............................      6,000     612,750
   Intel Corp...........................................     14,000     856,188
                                                                    -----------
                                                                      1,726,188
                                                                    -----------
   Total Technology................................................  11,734,813
                                                                    -----------
   TOTAL COMMON STOCKS (Cost $36,756,836)..........................  50,603,723
                                                                    -----------
 CORPORATE BONDS AND NOTES - 12.4%
                                                            Face
                                                           Amount
                                                         ----------
 FINANCIAL SERVICES - 4.3%
   ++Bear Stearns Co., Inc., Series B, 5.459%,
    10/27/04............................................ $1,100,000   1,106,281
   Boeing Capital Corp., 5.95%, 10/15/03................    925,000     931,123
   Lehman Brothers Holdings, Inc., 6.90%, 3/30/01.......  1,400,000   1,415,750
                                                                    -----------
                                                                      3,453,154
                                                                    -----------
 INDUSTRIAL - 5.3%
   #American Trans Air, 7.46%, 1/15/08..................    993,541   1,000,357
   America West Airlines 6.86%, 7/2/04..................    671,999     667,685
   Continental Cablevision, Inc. 11.00%, 6/1/07.........  1,000,000   1,057,500
   News America Holdings, Inc. 7.75%, 12/1/45...........  1,050,000   1,076,250
   #US Airways, Inc., 6.82%, 7/30/14....................    500,000     451,420
                                                                    -----------
                                                                      4,253,212
                                                                    -----------
 INSURANCE - 0.9%
   #Liberty Mutual Insurance, 8.20%, 5/4/07.............    700,000     760,375
                                                                    -----------
 UTILITIES - 0.9%
   GGIB Funding Corp., 7.43%, 1/15/11...................    732,820     746,531
                                                                    -----------
 YANKEES - 1.0%
   Province de Quebec, 11.00%, 6/15/15..................    750,000     816,562
                                                                    -----------
   TOTAL CORPORATE BONDS AND NOTES (Cost $10,062,965)..............  10,029,834
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                            APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%
                                                            Face
                                                           Amount     Value+
                                                         ---------- -----------

  Federal National Mortgage Association, Series 1997-
   41,
   Class D, REMIC, 7.25%, 1/18/19......................  $  928,569 $   930,658
  Federal National Mortgage Association, Series 1996-
   28,
   Class A, Structured Collateral, 7.00%, 9/25/23......   1,225,000   1,212,358
  GE Capital Mortgage Services, Inc., Series 1997-2,
   Class 1A2 PAC,(11) 6.75%, 3/25/27...................     950,000     955,933
  Prudential Home Mortgage Securities Co., Series,
   1994-1,
   Class A6, REMIC, PAC2(22), 6.00%, 2/25/09...........   1,150,000   1,136,188
  Residential Funding Mortgage, Series 1997-S12,
   Class A6, REMIC, 7.25%, 8/25/27.....................   1,000,000   1,005,080
                                                                    -----------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $5,134,877)..............................................    5,240,217
                                                                    -----------
 ASSET BACKED SECURITIES - 3.8%

  Capital Equipment Receivables Trust, Series 1997-1,
   Class B, 6.45%, 8/15/02.............................     850,000     850,935
  Citibank Credit Card Master Trust I, Series 1997-6,
   Class A PO, 8/15/06.................................   1,675,000   1,210,014
  Metris Master Trust, Series 1997-1, Class A, 6.87%,
   10/20/05............................................     600,000     618,650
  Provident Bank Home Equity Loan Trust, Series 1997-1,
   Class A1, 7.18%, 4/25/13............................     370,905     377,105
                                                                    -----------
  TOTAL ASSET BACKED SECURITIES (Cost $2,980,073).................    3,056,704
                                                                    -----------

 U.S. TREASURY SECURITIES - 7.3%

 U.S. TREASURY BOND - 7.3%
  0.00%, 11/15/10......................................   1,500,000     776,175
  7.00%, 7/15/06.......................................     800,000     873,949
  7.13%, 2/15/23.......................................   3,675,000   4,228,350
                                                                    -----------
  Total U.S. Treasury Securities (Cost $6,091,269)................    5,878,474
                                                                    -----------


 MORTGAGE-BACKED GNMA - 2.7%

  Government National Mortgage Association,
   7.00%, 5/15/24
   Pool #376510 (Cost $2,017,932)......................   2,156,098   2,189,114
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   SIRACH STRATEGIC BALANCED PORTFOLIO
                            APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

 MORTGAGE-BACKED FNMA - 1.6%
                                                           Face
                                                          Amount     Value+
                                                        ---------- -----------
  Federal National Mortgage Association,
   6.50%, 2/1/28, Pool #408248
   (Cost $1,284,960)................................... $1,299,056 $ 1,290,937
                                                                   -----------
 SHORT-TERM INVESTMENT - 3.8%

 REPURCHASE AGREEMENT - 3.8%
  Chase Securities, Inc., 4.87%, dated 4/30/99, due
   5/03/99, to be repurchased at $3,030,229,
   collateralized by U.S. Treasury Notes, 5.50%-7.00%,
   due 5/15/06-5/15/08, valued at $3,030,596 (Cost
   $3,029,000).........................................  3,029,000   3,029,000
                                                                   -----------
  TOTAL INVESTMENTS - 101.0% (Cost $67,357,912)(a)...............   81,318,003
                                                                   -----------
  OTHER ASSETS AND LIABILITIES (NET) - (1.0)%....................     (804,299)
                                                                   -----------
  NET ASSETS - 100%..............................................  $80,513,704
                                                                   ===========

     + See Note A to Financial Statements.
    ++ Variable/floating rate security-rate disclosed is as of April 30, 1999.
     * Non-Income Producing Security
     # 144A Security; certain conditions for public resale may exist.
ADR    American Depositary Receipt
   PAC Planned Amortization Class
    PO Principal Only
REMIC  Real Estate Mortgage Investment Conduit
    (a) The cost for federal income tax purposes was $67,357,912. At April 30,1999, net unrealized appreciation for all securities based on tax cost was $13,960,091. This consisted of aggregate gross unrealized appreciation for all securities of $14,632,075 and aggregate gross unrealized depreciation for all securities of $671,984.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  SIRACH BOND PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 CORPORATE BONDS AND NOTES - 47.8%
                                                         Face
                                                        Amount       Value+
                                                      ----------- ------------

 FINANCE - 9.8%
  Archstone Communities Trust, 6.81%, 10/19/00....... $ 1,000,000 $    987,374
  ++Donaldson, Lufkin & Jenrette, 5.25%, 9/18/02.....   1,500,000    1,492,500
  International Lease Finance, 5.625%, 4/15/02.......   1,000,000      995,910
  Lehman Brothers Holdings, 6.375%, 10/23/00.........   1,000,000    1,004,959
  Lehman Brothers Holdings, 6.625%, 11/15/00.........   1,600,000    1,609,264
  Spieker Properties, Inc., 6.65%, 12/15/00..........   1,300,000    1,303,609
                                                                  ------------
                                                                     7,393,616
                                                                  ------------

 INDUSTRIAL - 16.0%
  #American Trans Air, 7.46%, 1/15/08................     993,541    1,000,356
  America West Airlines, 6.86%, 7/2/04...............   1,439,999    1,430,754
  Belo (A.H.) Corp. 6.875%, 6/1/02...................   1,645,000    1,677,900
  Continental Cablevision, Inc. 11.00%, 6/1/07.......   1,175,000    1,242,563
  DeepTech International, Inc., 12.00%, 12/15/00.....   1,000,000    1,081,250
  News America Holdings, Inc., 7.75%, 12/1/45........   1,500,000    1,537,500
  Occidental Petroleum Corp. 10.125%, 11/15/01.......   1,500,000    1,627,500
  #USA Networks, Inc., 6.75%, 11/15/05...............   1,350,000    1,341,562
  Washington Post Company, Series 1997-B, Class A2,
   5.50%, 2/15/09....................................   1,200,000    1,152,000
                                                                  ------------
                                                                    12,091,385
                                                                  ------------

 INSURANCE - 5.4%
  #American Annuity Capital Trust, 7.25%, 9/25/01....   1,100,000    1,115,083
  #Farmers Exchange Capital, 7.20%, 7/15/48..........   1,500,000    1,351,875
  #Liberty Mutual Insurance, 8.20%, 5/4/07...........   1,500,000    1,629,375
                                                                  ------------
                                                                     4,096,333
                                                                  ------------

 UTILITIES - 11.5%
  Boston Edison Company, 6.05%, 8/15/00..............     450,000      452,250
  GGIB Funding Corp. 7.43%, 1/15/11..................   1,450,145    1,477,278
  Great Lakes Power, Inc., 8.90%, 12/1/99............   1,250,000    1,271,875
  Sprint Cap Corp., 6.90%, 5/1/19....................   1,800,000    1,768,644
  Sprint Spectrum 11.00%, 08/15/06...................   1,500,000    1,725,000
  Utilicorp United, Inc., 8.27%, 11/15/21............   1,750,000    1,977,500
                                                                  ------------
                                                                     8,672,547
                                                                  ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  SIRACH BOND PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


 CORPORATE BONDS AND NOTES - continued
                                                          Face
                                                         Amount       Value+
                                                       ----------- ------------

 YANKEES - 5.1%
  #Fairfax Financial Holdings, 7.375%, 3/15/06.......  $ 1,800,000 $  1,793,250
  #Hutchison Whampoa, 7.45%, 8/1/17..................      750,000      686,250
  Norsk Hydro ASA, 7.75%, 6/15/23....................    1,300,000    1,386,125
                                                                   ------------
                                                                      3,865,625
                                                                   ------------
  TOTAL CORPORATE BONDS (Cost $36,431,855).......................    36,119,506
                                                                   ------------

 U.S. TREASURY SECURITIES - 18.5%
 U.S. TREASURY BONDS - 8.0%
  7.125%, 2/15/23....................................    5,250,000    6,040,500
                                                                   ------------

 U.S. TREASURY NOTES - 10.5%
  6.625%, 3/31/02....................................      700,000      726,764
  7.875%, 11/15/04...................................    4,000,000    4,481,693
  7.00%, 7/15/06.....................................    2,475,000    2,703,781
                                                                   ------------
                                                                      7,912,238
                                                                   ------------
  TOTAL U.S TREASURY SECURITIES (Cost $14,211,955)...............    13,952,738
                                                                   ------------

 AGENCY - 4.6%
  Federal Home Loan Mortgage Corporation, 7.10%,
   4/10/07...........................................    1,200,000    1,293,564
  Federal National Mortgage Association, 7.40%,
   7/1/04............................................    2,000,000    2,150,886
                                                                   ------------
  TOTAL AGENCY (Cost $3,513,045).................................     3,444,450
                                                                   ------------

 COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3%
  Bear Stearns Mortgage Securities, Inc., Series
   1998-1, Class 2A2, REMIC, 6.35%, 3/25/28..........    1,000,000    1,000,140
  Mellon Residential Funding Corp.,
   Series 1998-1, Class A4, 6.50%, 2/25/28...........    1,000,000      973,270
  Prudential Home Mortgage Securities Co., Series
   1994-1, Class A6, REMIC, PAC-2(22), 6.00%,
   2/25/09...........................................    1,350,000    1,333,785
  Residential Funding Mortgage Securities, Inc.,
   Series 1997-S9, Class A14, REMIC, 7.50%, 7/25/27..    1,000,000    1,006,760
  Residential Funding Mortgage Securities, Inc.,
   Series 1997-S9, Class A19, REMIC, 7.10%, 7/25/27..    1,200,000    1,209,070
  Salomon Brothers Mortgage Securities VII, Series
   1997-LB6, Class A6, 6.82%, 11/25/27...............    1,500,000    1,527,315
                                                                   ------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $5,480,986).............................................     7,050,340
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  SIRACH BOND PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


 ASSET-BACKED SECURITIES - 8.1%
                                                         Face
                                                        Amount       Value+
                                                      ----------- ------------

  Americredit Auto Receivables, 5.88%, 12/12/05...... $ 2,000,000 $  2,005,020
  Americredit Automobile Receivables Trust, Series
   1997-B, Class A2, 6.36%, 9/12/00..................     131,532      131,715
  Discover Card Master Trust I, Series 1993-2, Class
   A, 5.40%,11/16/01.................................     125,000      125,016
  Metris Master Trust, Series 1997-1, Class A,
   6.87%, 10/20/05...................................   1,500,000    1,534,215
  Onyx Acceptance Grantor Trust, 1997-4, Class A,
   6.30%, 5/15/04....................................     839,802      846,882
  Salomon Brothers Mortgage Securities, Series 1998-
   NC7, Class A2, 6.061%, 1/25/29....................   1,500,000    1,502,490
                                                                  ------------
  TOTAL ASSET BACKED SECURITIES (Cost $6,129,449)................    6,145,338
                                                                  ------------

 MORTGAGE PASS-THROUGHS - 7.2%
  Federal Home Loan Mortgage Corporation Gold,
   Pool #C90205, 6.00%,12/1/17.......................   1,203,227    1,179,908
  Federal Home Loan Mortgage Corporation Gold,
   Pool #G10431, 6.50%, 1/1/11.......................     827,136      835,408
  Federal National Mortgage Association
   Pool #408248, 6.50%, 2/1/28.......................   1,254,261    1,246,422
  Government National Mortgage Association
   Pool #780908, 7.50%, 11/15/28.....................   1,453,281    1,498,696
  Saxon Mortgage Securities Corp., Series 1994-9B,
   Class 2A, REMIC, 7.00%, 7/25/09...................     718,729      710,243
                                                                  ------------
  TOTAL MORTGAGE PASS-THROUGHS (Cost $6,945,902).................    5,470,677
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  SIRACH BOND PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


 SHORT-TERM INVESTMENT - 5.7%
                                                        Face
                                                       Amount       Value+
                                                     ----------- ------------

 REPURCHASE AGREEMENT - 5.7%
  Chase Securities, Inc., 4.87%, dated 4/30/99, due
   5/03/99, to be repurchased at $4,269,732,
   collateralized by U.S. Treasury Notes, 5.50%-
   7.00%, due 5/15/06-5/15/08, valued at $4,270,249
   (Cost $4,268,000)................................ $ 4,268,000 $  4,268,000
                                                                 ------------
  TOTAL INVESTMENTS - 101.2% (Cost $76,981,192)(a)..............   76,451,049
                                                                 ------------
  OTHER ASSETS AND LIABILITIES (NET) - (1.2)%...................     (914,739)
                                                                 ------------
  NET ASSETS - 100%............................................. $ 75,536,310
                                                                 ============

     + See Note A to Financial Statements.
    ++ Variable/floating rate security-rate disclosed is as of April 30,1999.
     # 144A Security; certain conditions for public resale may exist.
   PAC Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
    (a) The cost for federal income tax purposes was $76,981,192. At April 30,1999, net unrealized depreciation for all securities based on tax cost was $530,143. This consisted of aggregate gross unrealized appreciation for all securities of $202,062 and aggregate gross unrealized depreciation for all securities of $732,205.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 96.6%
                                                          Shares      Value+
                                                        ----------- -----------

 CAPITAL GOODS - 4.4%
  Electrical Equipment - 3.2%
   General Electric Co.................................   14,600    $ 1,540,300
                                                                    -----------
  Environmental - 1.2%
   Waste Management, Inc...............................    9,952        562,288
                                                                    -----------
   Total Capital Goods.............................................   2,102,588
                                                                    -----------

 COMMUNICATION SERVICES - 6.6%
  Telecommunication-Cellular Wireless - 0.5%
   *AirTouch Communications, Inc.......................    2,700        252,112
                                                                    -----------
  Telecommunication-Long Distance - 3.7%
   AT&T Corp...........................................   16,100        813,050
   *MCI WorldCom, Inc..................................   11,600        953,013
                                                                    -----------
                                                                      1,766,063
                                                                    -----------
  Telephone - 2.4%
   ALLTEL Corp.........................................    4,900        330,444
   SBC Communications, Inc.............................   14,100        789,600
                                                                    -----------
                                                                      1,120,044
                                                                    -----------
   Total Communication Services....................................   3,138,219
                                                                    -----------

 CONSUMER CYCLICAL - 15.5%
  Apparel/Textiles - 0.5%
   NIKE, Inc., Class B.................................    3,800        236,313
                                                                    -----------
  Office Supplies - 1.9%
   Pitney Bowes, Inc...................................   12,600        881,212
                                                                    -----------
  Printing/Publishing - 1.4%
   Omnicom Group, Inc..................................    9,300        674,250
                                                                    -----------
  Retail-Discount - 3.2%
   *Costco Cos., Inc...................................   11,000        889,969
   Family Dollar Stores, Inc...........................   26,400        636,900
                                                                    -----------
                                                                      1,526,869
                                                                    -----------
  Retail-General - 3.5%
   Dayton Hudson Corp..................................    7,300        491,381
   *Fred Meyer, Inc....................................   14,300        773,988
   *Kohl's Corp........................................    6,337        421,014
                                                                    -----------
                                                                      1,686,383
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                           Shares      Value+
                                                         ----------- -----------

 CONSUMER CYCLICAL - continued
  Retail-Specialty - 5.0%
   Home Depot, Inc......................................   22,100    $ 1,324,619
   Lowe's Companies, Inc................................    7,200        379,800
   *Staples, Inc........................................   22,087        663,300
                                                                     -----------
                                                                       2,367,719
                                                                     -----------
   Total Consumer Cyclical..........................................   7,372,746
                                                                     -----------

 CONSUMER STAPLES - 13.2%
  Beverages - 0.4%
   *Pepsi Bottling Group................................    9,600        202,200
                                                                     -----------
  Cosmetics/Toiletries - 3.0%
   Avon Products, Inc...................................   11,600        630,025
   Procter & Gamble Co..................................    8,400        788,025
                                                                     -----------
                                                                       1,418,050
                                                                     -----------
  Restaurants - 1.6%
   McDonald's Corp......................................   18,700        792,413
                                                                     -----------
  Food Retailers - 3.4%
   *Safeway, Inc........................................   18,400        992,450
   *Starbucks Corp......................................   17,300        639,559
                                                                     -----------
                                                                       1,632,009
                                                                     -----------
  Household Products/Housing - 1.1%
   Clorox Co............................................    4,400        507,650
                                                                     -----------
  Media - 3.7%
   *Clear Channel Communications, Inc...................    9,500        660,250
   *Outdoor Systems, Inc................................   13,500        340,031
   Time Warner, Inc.....................................   10,700        749,000
                                                                     -----------
                                                                       1,749,281
                                                                     -----------
   Total Consumer Staples...........................................   6,301,603
                                                                     -----------

 FINANCE - 13.9%
  Banks - 5.2%
   BankAmerica Corp.....................................    5,375        387,000
   Bank of New York Co., Inc............................   16,400        656,000
   Chase Manhattan Corp.................................   11,000        910,250
   Northern Trust Corp..................................    5,800        539,037
                                                                     -----------
                                                                       2,492,287
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                           Shares      Value+
                                                         ----------- -----------

 FINANCE - continued
  Financial Services - 4.9%
   American Express Co..................................    5,500    $   718,781
   Fannie Mae...........................................   12,500        886,719
   Providian Corp.......................................    5,450        703,391
                                                                     -----------
                                                                       2,308,891
                                                                     -----------
  Insurance Companies - 3.8%
   American International Group, Inc....................    9,859      1,157,816
   CIGNA Corp...........................................    3,900        340,031
   Marsh & McLennan Cos., Inc...........................    4,200        321,563
                                                                     -----------
                                                                       1,819,410
                                                                     -----------
   Total Finance....................................................   6,620,588
                                                                     -----------
 HEALTHCARE - 14.5%
  Bio-Medical/Specialty Pharmaceuticals - 2.9%
   *Biogen, Inc.........................................    7,700        732,222
   *Genentech, Inc......................................    7,600        643,150
                                                                     -----------
                                                                       1,375,372
                                                                     -----------
  Drugs - 4.9%
   Merck & Co., Inc.....................................   10,100        709,525
   Pfizer, Inc..........................................    5,350        615,584
   Schering-Plough Corp.................................   20,300        980,744
                                                                     -----------
                                                                       2,305,853
                                                                     -----------
  Medical Products/Supplies - 6.7%
   Abbott Laboratories..................................   16,900        818,594
   Biomet, Inc..........................................   16,200        664,200
   Cardinal Health, Inc.................................   14,612        873,980
   Guidant Corp.........................................    6,000        322,125
   Medtronic, Inc.......................................    7,400        532,338
                                                                     -----------
                                                                       3,211,237
                                                                     -----------
   Total Healthcare.................................................   6,892,462
                                                                     -----------

 MISCELLANEOUS - 5.0%
  Manufacturing-Diversified - 3.8%
   Corning, Inc.........................................    9,400        538,150
   Tyco International Ltd...............................   15,800      1,283,750
                                                                     -----------
                                                                       1,821,900
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                           Shares      Value+
                                                         ----------- -----------

 MISCELLANEOUS - continued
  Professional Services - 1.2%
   Carnival Corp., Class A..............................   14,100    $   581,625
                                                                     -----------
   Total Miscellaneous..............................................   2,403,525
                                                                     -----------

 TECHNOLOGY - 23.5%
  Communication Equipment - 4.4%
   *General Instrument Corp.............................    2,500         91,250
   Lucent Technologies, Inc.............................   10,800        649,350
   Nokia Corp. ADR......................................    7,400        548,987
   *Qwest Communications International, Inc.............    9,700        828,441
                                                                     -----------
                                                                       2,118,028
                                                                     -----------
  Computer Related - 4.6%
   *Cisco Systems, Inc..................................   11,462      1,307,743
   *EMC Corp............................................    8,200        893,287
                                                                     -----------
                                                                       2,201,030
                                                                     -----------
  Computer Services - 5.6%
   *America Online, Inc.................................    4,200        599,550
   Automatic Data Processing, Inc.......................   16,500        734,250
   *Fiserv, Inc.........................................   11,900        696,894
   *Unisys Corp.........................................   20,200        635,037
                                                                     -----------
                                                                       2,665,731
                                                                     -----------
  Computer Software - 4.3%
   *Microsoft Corp......................................   21,600      1,755,675
   *Yahoo, Inc..........................................    1,600        279,400
                                                                     -----------
                                                                       2,035,075
                                                                     -----------
  Electronics - 1.0%
   *Vitesse Semiconductor Corp..........................   10,400        483,925
                                                                     -----------
  Semiconductors - 3.6%
   *Applied Material, Inc...............................    5,200        278,688
   Intel Corp...........................................   13,000        795,031
   Texas Instruments, Inc...............................    6,000        612,750
                                                                     -----------
                                                                       1,686,469
                                                                     -----------
   Total Technology.................................................  11,190,258
                                                                     -----------
   TOTAL COMMON STOCKS (Cost $32,480,277)...........................  46,021,989
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               SIRACH EQUITY PORTFOLIO
                                               APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

 SHORT-TERM INVESTMENT - 3.7%
                                                        Face
                                                       Amount      Value+
                                                     ----------- -----------

 REPURCHASE AGREEMENT - 3.7%
  Chase Securities, Inc., 4.87%, dated 4/30/99, due
   5/03/99, to be repurchased at $1,784,724,
   collateralized by U.S. Treasury Notes, 5.50%-
   7.00%, due 5/15/06-5/15/08, valued at $1,784,940
   (Cost $1,784,000)................................ $1,784,000  $ 1,784,000
                                                                 -----------
  TOTAL INVESTMENTS - 100.3% (Cost $34,264,277)(a)..............  47,805,989
                                                                 -----------
  OTHER ASSETS AND LIABILITIES (NET) - (0.3)%...................    (152,173)
                                                                 -----------
  NET ASSETS - 100%............................................. $47,653,816
                                                                 ===========

    + See Note A to Financial Statements.
    * Non-Income Producing Security
ADR American Depositary Receipt
  (a) The cost for federal income tax purposes was $34,264,277. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $13,541,712. This consisted of aggregate gross unrealized appreciation for all securities of $13,794,993 and aggregate gross unrealized depreciation for all securities of $253,281.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      SIRACH PORTFOLIOS
                                                      APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
                                 Sirach                    Sirach
                                Special       Sirach      Strategic    Sirach       Sirach
                                 Equity       Growth      Balanced      Bond        Equity
                               Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                              ------------  -----------  ----------- -----------  -----------
Assets
Investments, at Cost........  $124,250,317  $59,537,140  $67,357,912 $76,981,192  $34,264,277
                              ============  ===========  =========== ===========  ===========
Investments, at Value - Note
 A..........................  $152,581,301  $82,515,676  $81,318,003 $76,451,049  $47,805,989
Cash........................           --           306          505         781          635
Receivable for Investments
 Sold.......................    14,663,380    1,261,857    1,851,377   1,281,190      756,672
Dividends Receivable........         1,054       37,894       23,131         --        21,912
Receivable for Portfolio
 Shares Sold................           --        10,572          --          --           --
Interest Receivable.........           666          338      409,989   1,214,921          241
Other Assets................         1,629          904          750         385          325
                              ------------  -----------  ----------- -----------  -----------
 Total Assets...............   167,248,030   83,827,547   83,603,755  78,948,326   48,585,774
                              ------------  -----------  ----------- -----------  -----------
Liabilities
Payable for Investments
 Purchased..................     4,185,313    1,556,039    3,007,730   3,389,317      906,052
Payable for Investment
 Advisory
 Fees - Note B..............        99,606       44,466       43,302         806       14,893
Payable for Administrative
 Fees - Note C..............        20,541       12,916       15,880      11,131        9,669
Payable for Custodian Fees -
  Note D....................        15,334          --         6,140       2,884          --
Payable for Distribution
 Fees - Note E..............           561        2,618          --          265          --
Payable for Account Service
 Fees - Note F..............         2,379          333           32         --           --
Payable for Directors'
 Fees - Note G..............         1,906        1,561        1,497       1,417        1,344
Bank Overdraft..............     1,021,493          --           --          --           --
Other Liabilities...........        16,495        6,326       15,470       6,196          --
                              ------------  -----------  ----------- -----------  -----------
 Total Liabilities..........     5,363,628    1,624,259    3,090,051   3,412,016      931,958
                              ------------  -----------  ----------- -----------  -----------
Net Assets..................  $161,884,402  $82,203,288  $80,513,704 $75,536,310  $47,653,816
                              ============  ===========  =========== ===========  ===========
Net Assets Consist of:
Paid in Capital.............  $100,538,341  $41,270,212  $62,021,368 $76,008,022  $32,831,932
Undistributed Net Investment
 Income (Loss)..............      (516,315)    (163,176)     176,079     452,687      (35,042)
Accumulated Net Realized
 Gain (Loss)................    33,531,392   18,117,716    4,356,166    (394,256)   1,315,214
Unrealized
 Appreciation/Depreciation..    28,330,984   22,978,536   13,960,091    (530,143)  13,541,712
                              ------------  -----------  ----------- -----------  -----------
Net Assets..................  $161,884,402  $82,203,288  $80,513,704 $75,536,310  $47,653,816
                              ============  ===========  =========== ===========  ===========
Institutional Class Shares
Net Assets..................  $159,530,099  $70,204,174  $80,513,704 $74,241,146  $47,653,816
Shares Issued and
 Outstanding ($0.001 par
 value)+....................    14,488,849    5,050,190    6,636,325   7,387,558    2,576,924
Net Asset Value, Offering,
 and Redemption Price Per
 Share......................        $11.01       $13.90       $12.13      $10.05       $18.49
                                    ======       ======       ======      ======       ======
Institutional Service Class
 Shares
Net Assets..................  $  2,354,303  $11,999,114  $       --  $ 1,295,164  $       --
Shares Issued and
 Outstanding ($0.001 par
 value) (Authorized
 10,000,000)................       215,169      866,233          --      128,984          --
Net Asset Value, Offering,
 and Redemption Price Per
 Share......................        $10.94       $13.85         $--       $10.04         $--
                                    ======       ======         ====      ======         ====

+  Authorized Institutional Class Shares
The accompanying notes are an integral part of the financial statements.

UAM FUNDS            SIRACH PORTFOLIOS
                     SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
                              Sirach                    Sirach
                              Special      Sirach     Strategic     Sirach       Sirach
                              Equity       Growth      Balanced      Bond        Equity
                             Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                            -----------  -----------  ----------  -----------  ----------
Investment Income
Dividends.................  $    76,564  $   287,805  $  146,271  $       --   $  125,573
Interest..................      208,006       55,205   1,026,430    2,216,576      37,848
                            -----------  -----------  ----------  -----------  ----------
 Total Income.............      284,570      343,010   1,172,701    2,216,576     163,421
                            -----------  -----------  ----------  -----------  ----------
Expenses
Investment Advisory
 Fees - Note B............      592,696      325,546     263,627      123,918     143,434
Administrative Fees - Note
 C........................      126,431       95,530      97,463       76,873      58,529
Custodian Fees - Note D...       21,180        9,325      10,412        5,822       4,171
Distribution and Service
 Plan
 Fees - Note E............        2,737       22,147         151        1,563         --
Account Service Fees -
  Note F..................        1,418        5,399       2,652        1,089       1,066
Directors' Fees - Note G..        3,504        2,920       2,713        2,492       2,220
Audit Fees................       14,081        8,553       9,085        6,553       6,441
Legal Fees................        5,400        4,060       3,125        2,194       2,064
Printing Fees.............        4,619        4,788       4,658        6,943       4,108
Registration and Filing
 Fees.....................       14,813       16,329      18,990       14,610      15,102
Shareholder Servicing
 Fees.....................        1,990        2,961       2,575       44,595      24,332
Other Expenses............       12,424        8,628       6,393        4,657       3,908
Account Services Fees
 Waived - Note F..........          --           --          --        (1,089)     (1,066)
Investment Advisory Fees
 Waived - Note B..........          --           --          --      (110,291)    (65,846)
                            -----------  -----------  ----------  -----------  ----------
Net Expenses Before
 Expense Offset...........      801,293      506,186     421,844      179,929     198,463
                            -----------  -----------  ----------  -----------  ----------
Expense Offset - Note A...         (408)         --         (367)      (1,397)        --
                            -----------  -----------  ----------  -----------  ----------
Net Expenses After Expense
 Offset...................      800,885      506,186     421,477      178,532     198,463
                            -----------  -----------  ----------  -----------  ----------
Net Investment Income
 (Loss)...................     (516,315)    (163,176)    751,224    2,038,044     (35,042)
                            -----------  -----------  ----------  -----------  ----------
Net Realized Gain (Loss)
 on Investments...........   33,915,806   18,451,629   4,487,546     (372,605)  1,402,551
Net Change in Unrealized
 Appreciation/Depreciation
 on Investments...........   25,508,890    3,228,849   4,760,803     (990,751)  6,340,076
                            -----------  -----------  ----------  -----------  ----------
Net Gain (Loss) on
 Investments..............   59,424,696   21,680,478   9,248,349   (1,363,356)  7,742,627
                            -----------  -----------  ----------  -----------  ----------
Net Increase in Net Asset
 Resulting from
 Operations...............  $58,908,381  $21,517,302  $9,999,573  $   674,688  $7,707,585
                            ===========  ===========  ==========  ===========  ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
                                                      Six Months
                                                        Ended       Year Ended
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
 Increase (Decrease) in Net Assets
 Operations:
  Net Investment Loss.............................   $   (516,315) $ (1,624,739)
  Net Realized Gain...............................     33,915,806    38,043,993
  Net Change in Unrealized
   Appreciation/Depreciation......................     25,508,890   (61,555,586)
                                                     ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations................................     58,908,381   (25,136,332)
                                                     ------------  ------------
 Distributions:
 Net Realized Gain
  Institutional Class.............................    (37,292,775)  (59,156,378)
  Institutional Service Class.....................       (487,945)     (398,575)
                                                     ------------  ------------
  Total Distributions.............................    (37,780,720)  (59,554,953)
                                                     ------------  ------------
 Capital Share Transactions (Note K):
 Institutional Class:
  Issued..........................................     97,927,142   330,791,167
  In Lieu of Cash Distributions...................     35,599,955    58,860,916
  Redeemed........................................   (149,215,564) (519,779,216)
                                                     ------------  ------------
  Net Decrease from Institutional Class Shares....    (15,688,467) (130,127,133)
                                                     ------------  ------------
 Institutional Service Class:
  Issued..........................................      1,094,097       830,037
  In Lieu of Cash Distributions...................        487,833       398,575
  Redeemed........................................     (1,467,217)     (486,635)
                                                     ------------  ------------
  Net Increase from Institutional Service Class
   Shares.........................................        114,713       741,977
                                                     ------------  ------------
  Net Decrease from Capital Share Transactions....    (15,573,754) (129,385,156)
                                                     ============  ============
  Total Increase (Decrease).......................      5,553,907  (214,076,441)
 Net Assets:
  Beginning of Period.............................    156,330,495   370,406,936
                                                     ------------  ------------
  End of Period (including undistributed net
   investment income (loss) of $(516,315) and $0,
   respectively)..................................   $161,884,402  $156,330,495
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
                                                      Six Months
                                                        Ended       Year Ended
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
 Increase (Decrease) in Net Assets
 Operations:
  Net Investment Income (Loss)....................   $   (163,176) $    166,605
  Net Realized Gain...............................     18,451,629    20,835,174
  Net Change in Unrealized
   Appreciation/Depreciation......................      3,228,849    (1,912,689)
                                                     ------------  ------------
  Net Increase in Net Assets Resulting from
   Operations.....................................     21,517,302    19,089,090
                                                     ------------  ------------
 Distributions:
 Net Investment Income:
  Institutional Class.............................            --       (327,580)
  Institutional Service Class.....................            --        (32,918)
 Net Realized Gain
  Institutional Class.............................    (14,213,845)  (27,119,785)
  Institutional Service Class.....................     (5,030,560)   (5,143,497)
                                                     ------------  ------------
  Total Distributions.............................    (19,244,405)  (32,623,780)
                                                     ------------  ------------
 Capital Share Transactions (Note K):
 Institutional Class:
  Issued..........................................     13,348,079    26,915,879
  In Lieu of Cash Distributions...................     11,748,397    24,820,054
  Redeemed........................................    (41,144,459)  (88,475,844)
                                                     ------------  ------------
  Net Decrease from Institutional Class Shares....    (16,047,983)  (36,739,911)
                                                     ------------  ------------
 Institutional Service Class:
  Issued..........................................      3,309,103     8,555,791
  In Lieu of Cash Distributions...................      5,030,560     5,176,415
  Redeemed........................................    (25,217,763)   (8,659,469)
                                                     ------------  ------------
  Net Increase (Decrease) from Institutional
   Service Class Shares...........................    (16,878,100)    5,072,737
                                                     ------------  ------------
  Net Decrease from Capital Share Transactions....    (32,926,083)  (31,667,174)
                                                     ------------  ------------
  Total Decrease..................................    (30,653,186)  (45,201,864)
 Net Assets:
  Beginning of Period.............................    112,856,474   158,058,338
                                                     ------------  ------------
  End of Period (including undistributed net
   investment income (loss) of $(163,176) and $0,
   respectively)..................................   $ 82,203,288  $112,856,474
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
                                                      Six Months
                                                        Ended       Year Ended
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
 Increase (Decrease) in Net Assets
 Operations:
  Net Investment Income...........................   $    751,224  $  2,058,695
  Net Realized Gain...............................      4,487,546     4,867,443
  Net Change in Unrealized
   Appreciation/Depreciation......................      4,760,803     1,113,807
                                                     ------------  ------------
  Net Increase in Net Assets Resulting from
   Operations.....................................      9,999,573     8,039,945
                                                     ------------  ------------
 Distributions:
 Net Investment Income:
  Institutional Class.............................       (845,003)   (2,116,253)
  Institutional Service Class.....................         (2,210)       (8,822)
 Net Realized Gain
  Institutional Class.............................     (4,922,589)  (12,114,555)
  Institutional Service Class.....................        (22,607)      (42,005)
                                                     ------------  ------------
  Total Distributions.............................     (5,792,409)  (14,281,635)
                                                     ------------  ------------
 Capital Share Transactions (Note K):
 Institutional Class:
  Issued..........................................      6,147,466    23,404,295
  In Lieu of Cash Distributions...................      5,392,143    13,444,041
  Redeemed........................................    (19,739,687)  (32,302,776)
                                                     ------------  ------------
  Net Increase (Decrease) from Institutional Class
   Shares.........................................     (8,200,078)    4,545,560
                                                     ------------  ------------
 Institutional Service Class:
  Issued..........................................          2,726       190,070
  In Lieu of Cash Distributions...................         24,817        48,697
  Redeemed........................................       (397,310)     (248,439)
                                                     ------------  ------------
  Net Decrease from Institutional Service Class
   Shares.........................................       (369,767)       (9,672)
                                                     ------------  ------------
  Net Increase (Decrease) from Capital Share
   Transactions...................................     (8,569,845)    4,535,888
                                                     ------------  ------------
  Total Decrease..................................     (4,362,681)   (1,705,802)
 Net Assets:
  Beginning of Period.............................     84,876,385    86,582,187
                                                     ------------  ------------
  End of Period (including undistributed net
   investment income of $176,079 and $272,068,
   respectively)..................................   $ 80,513,704  $ 84,876,385
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  SIRACH BOND PORTFOLIO
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
                                                      Six Months   November 3,
                                                        Ended        1997+ to
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
 Increase (Decrease) in Net Assets
 Operations:
  Net Investment Income...........................   $ 2,038,044   $  3,102,709
  Net Realized Gain (Loss)........................      (372,605)       689,452
  Net Change in Unrealized
   Depreciation/Appreciation......................      (990,751)       460,608
                                                     -----------   ------------
  Net Increase in Net Assets Resulting from
   Operations.....................................       674,688      4,252,769
                                                     -----------   ------------
 Distributions:
 Net Investment Income:
  Institutional Class.............................    (1,970,729)    (2,684,318)
  Institutional Service Class.....................       (34,766)           --
 Net Realized Gain
  Institutional Class.............................      (695,927)           --
  Institutional Service Class.....................       (13,429)           --
                                                     -----------   ------------
  Total Distributions.............................    (2,714,851)    (2,684,318)
                                                     -----------   ------------
 Capital Share Transactions (Note K):
 Institutional Class*:
  Issued..........................................    16,151,380     73,682,057
  In Lieu of Cash Distributions...................     2,663,902      2,635,249
  Redeemed........................................    (5,981,461)   (14,453,114)
                                                     -----------   ------------
  Net Increase from Institutional Class Shares....    12,833,821     61,864,192
                                                     -----------   ------------
 Institutional Service Class**:
  Issued..........................................       211,503      1,063,543
  In Lieu of Cash Distributions...................        48,194         43,923
  Redeemed........................................           --         (57,154)
                                                     -----------   ------------
  Net Increase from Institutional Service Class
   Shares.........................................       259,697      1,050,312
                                                     -----------   ------------
  Net Increase from Capital Share Transactions....    13,093,518     62,914,504
                                                     -----------   ------------
  Total Increase..................................    11,053,355     64,482,955
 Net Assets:
  Beginning of Period.............................   $64,482,955            --
                                                     -----------   ------------
  End of Period (including undistributed net
   investment income of $452,687 and $420,138,
   respectively)..................................   $75,536,310   $ 64,482,955
                                                     ===========   ============

 + Commencement of Operations
 * Initial offering of Institutional Class Shares began on November 3, 1997. ** Initial offering of Institutional Service Class Shares began on November 7,
   1997.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
                                                       Six Months
                                                         Ended      Year Ended
                                                     April 30, 1999 October 31,
                                                      (Unaudited)      1998
                                                     -------------- -----------
 Increase (Decrease) in Net Assets
 Operations:
  Net Investment Loss..............................   $   (35,042)  $   (29,080)
  Net Realized Gain................................     1,402,551       605,021
  Net Change in Unrealized Appreciation............     6,340,076     3,895,050
                                                      -----------   -----------
  Net Increase in Net Assets Resulting from
   Operations......................................     7,707,585     4,470,991
                                                      -----------   -----------
 Distributions:
  Net Investment Income............................           --        (22,510)
  Net Realized Gain................................      (643,144)     (850,895)
                                                      -----------   -----------
  Total Distributions..............................      (643,144)     (873,405)
                                                      -----------   -----------
 Capital Share Transactions (Note K):
  Issued...........................................     5,639,080    14,297,343
  In Lieu of Cash Distributions....................       640,668       873,405
  Redeemed.........................................    (3,629,312)   (6,998,751)
                                                      -----------   -----------
  Net Increase from Capital Share Transactions.....     2,650,436     8,171,997
                                                      -----------   -----------
  Total Increase...................................     9,714,877    11,769,583
 Net Assets:
  Beginning of Period..............................    37,938,939    26,169,356
                                                      -----------   -----------
  End of Period (including undistributed net
   investment income (loss) of $(35,042) and $0,
   respectively)...................................   $47,653,816   $37,938,939
                                                      ===========   ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period
                                             Institutional Class
                         ------------------------------------------------------------------
                           Six Months
                             Ended                Years Ended October 31,
                         April 30, 1999 ---------------------------------------------------
                          (Unaudited)     1998       1997       1996       1995      1994
                         -------------- --------   --------   --------   --------  --------
Net Asset Value,
 Beginning of Period....    $  10.09    $  14.95   $  17.98   $  18.80   $  16.10  $  19.10
                            --------    --------   --------   --------   --------  --------
Income From Investment
 Operations
 Net Investment Income
  (Loss)................       (0.03)      (0.10)     (0.09)     (0.06)      0.11      0.04
 Net Realized and
  Unrealized Gain
  (Loss)................        3.46       (1.90)      0.98       3.51       3.65     (0.90)
                            --------    --------   --------   --------   --------  --------
 Total From Investment
  Operations............        3.43       (2.00)      0.89       3.45       3.76     (0.86)
                            --------    --------   --------   --------   --------  --------
Distributions
 Net Investment Income..         --          --         --       (0.03)     (0.11)    (0.02)
 Net Realized Gain......       (2.51)      (2.86)     (3.92)     (4.24)     (0.95)    (2.12)
                            --------    --------   --------   --------   --------  --------
 Total Distributions....       (2.51)      (2.86)     (3.92)     (4.27)     (1.06)    (2.14)
                            --------    --------   --------   --------   --------  --------
Net Asset Value, End of
 Period.................    $  11.01    $  10.09   $  14.95   $  17.98   $  18.80  $  16.10
                            ========    ========   ========   ========   ========  ========
Total Return............       41.18%**   (14.99)%     8.11%     23.62%     25.31%    (4.68)%
                            ========    ========   ========   ========   ========  ========
Ratios and Supplemental
 Data
Net Assets, End of
 Period (Thousands).....    $159,530    $154,373   $368,430   $441,326   $498,026  $513,468
Ratio of Expenses to
 Average Net Assets.....        0.94%*      0.92%      0.89%      0.87%      0.85%     0.88%
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets.....       (0.60)%*    (0.61)%    (0.53)%    (0.29)%     0.64%     0.27%
Portfolio Turnover
 Rate...................         105%        126%       114%       129%       137%      107%
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................        0.94%*      0.92%      0.89%      0.87%      0.85%      N/A

 * Annualized
** Not Annualized
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period
                                         Institutional Service Class
                                   --------------------------------------------
                                     Six Months    Years Ended       March 22,
                                       Ended       October 31,       1996+ to
                                   April 30, 1999 ---------------   October 31,
                                    (Unaudited)    1998     1997       1996
                                   -------------- ------   ------   -----------
 Net Asset Value, Beginning of
  Period.........................      $10.02     $14.91   $17.97     $16.54
                                       ------     ------   ------     ------
 Income From Investment
  Operations
  Net Investment Income (Loss)...       (0.04)     (0.10)   (0.11)     (0.01)
  Net Realized and Unrealized
   Gain (Loss)...................        3.47      (1.93)    0.97       1.44
                                       ------     ------   ------     ------
  Total From Investment
   Operations....................        3.43      (2.03)    0.86       1.43
                                       ------     ------   ------     ------
 Distributions
  Net Realized Gain..............       (2.51)     (2.86)   (3.92)       --
                                       ------     ------   ------     ------
 Net Asset Value, End of Period..      $10.94     $10.02   $14.91     $17.97
                                       ======     ======   ======     ======
 Total Return....................       41.45%**  (15.27)%   7.91%      8.65%**
                                       ======     ======   ======     ======
 Ratios and Supplemental Data
 Net Assets, End of Period
  (Thousands)....................      $2,354     $1,957   $1,977     $1,007
 Ratio of Expenses to Average Net
  Assets.........................        1.19%*     1.17%    1.14%      1.12%*
 Ratio of Net Investment Income
  (Loss) to Average Net Assets...       (0.84)%*   (0.86)%  (0.78)%    (0.64)%*
 Portfolio Turnover Rate.........         105%       126%     114%       129%
 Ratio of Expenses to Average Net
  Assets Including Expense
  Offsets........................        1.19%*     1.17%    1.14%      1.12%*

 * Annualized
** Not Annualized
 + Initial offering of Institutional Service Class Shares
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period
                                                Institutional Class
                           -----------------------------------------------------------------
                             Six Months                                          December 1,
                               Ended           Years Ended October 31,            1993+ to
                           April 30, 1999 -------------------------------------  October 31,
                            (Unaudited)    1998      1997      1996      1995       1994
                           -------------- -------  --------  --------  --------  -----------
 Net Asset Value,
  Beginning of Period....     $ 13.76     $ 15.44  $  14.01  $  11.35  $   9.66    $ 10.00
                              -------     -------  --------  --------  --------    -------
 Income From Investment
  Operations
  Net Investment Income
   (Loss)................       (0.02)       0.02      0.12      0.12      0.15       0.10
  Net Realized and
   Unrealized Gain
   (Loss)................        2.60        1.47      3.55      2.65      1.70      (0.36)
                              -------     -------  --------  --------  --------    -------
  Total From Investment
   Operations............        2.58        1.49      3.67      2.77      1.85      (0.26)
                              -------     -------  --------  --------  --------    -------
 Distributions
  Net Investment Income..         --        (0.04)    (0.13)    (0.11)    (0.16)     (0.08)
  Net Realized Gain......       (2.44)      (3.13)    (2.11)      --        --         --
                              -------     -------  --------  --------  --------    -------
  Total Distributions....       (2.44)      (3.17)    (2.24)    (0.11)    (0.16)     (0.08)
                              -------     -------  --------  --------  --------    -------
 Net Asset Value, End of
  Period.................     $ 13.90     $ 13.76  $  15.44  $  14.01  $  11.35    $  9.66
                              =======     =======  ========  ========  ========    =======
 Total Return............       20.65%**    11.45%    30.86%    24.52%    19.33%     (2.58)%**
                              =======     =======  ========  ========  ========    =======
 Ratios and Supplemental
  Data
 Net Assets, End of
  Period (Thousands).....     $70,204     $84,423  $132,530  $128,982  $114,787    $80,944
 Ratio of Expenses to
  Average Net Assets.....        0.97%*      0.91%     0.90%     0.87%     0.86%      0.92%*
 Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....       (0.29)%*     0.17%     0.84%     0.97%     1.48%      1.13%*
 Portfolio Turnover
  Rate...................          40%        103%      138%      151%      119%       141%
 Ratio of Expenses to
  Average Net Assets
  Including Expense
  Offsets................        0.97%*      0.90%     0.90%     0.86%     0.84%       N/A

 * Annualized
** Not Annualized
 + Commencement of Operations
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period
                                        Institutional Service Class
                                 ---------------------------------------------
                                   Six Months     Years Ended       March 22,
                                     Ended        October 31,       1996++ to
                                 April 30, 1999 -----------------  October 31,
                                  (Unaudited)    1998      1997       1996
                                 -------------- -------   -------  -----------
 Net Asset Value, Beginning of
  Period.......................     $ 13.74     $ 15.43   $ 14.00    $ 12.80
                                    -------     -------   -------    -------
 Income From Investment
  Operations
  Net Investment Income
   (Loss)......................       (0.05)      (0.02)     0.07       0.07
  Net Realized and Unrealized
   Gain........................        2.60        1.48      3.56       1.19
                                    -------     -------   -------    -------
  Total From Investment
   Operations..................        2.55        1.46      3.63       1.26
                                    -------     -------   -------    -------
 Distributions
  Net Investment Income........         --        (0.02)    (0.09)     (0.06)
  Net Realized Gain............       (2.44)      (3.13)    (2.11)       --
                                    -------     -------   -------    -------
  Total Distributions..........       (2.44)      (3.15)    (2.20)     (0.06)
                                    -------     -------   -------    -------
 Net Asset Value, End of
  Period.......................     $ 13.85     $ 13.74   $ 15.43    $ 14.00
                                    =======     =======   =======    =======
 Total Return..................       20.44%**    11.22%    30.53%      9.87%**
                                    =======     =======   =======    =======
 Ratios and Supplemental Data
 Net Assets, End of Period
  (Thousands)..................     $11,999     $28,433   $25,528    $14,437
 Ratio of Expenses to Average
  Net Assets...................        1.21%*      1.16%     1.15%      1.12%*
 Ratio of Net Investment Income
  (Loss) to Average Net
  Assets.......................       (0.50)%*    (0.12)%    0.57%      0.72%*
 Portfolio Turnover Rate.......          40%        103%      138%       151%
 Ratio of Expenses to Average
  Net Assets Including Expense
  Offsets......................        1.21%*      1.15%     1.15%      1.11%*

 * Annualized
** Not Annualized
++ Initial offering of Institutional Service Class Shares
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period
                                              Institutional Class
                           --------------------------------------------------------------
                             Six Months                                       December 1,
                               Ended          Years Ended October 31,          1993+ to
                           April 30, 1999 ----------------------------------  October 31,
                            (Unaudited)    1998     1997     1996     1995       1994
                           -------------- -------  -------  -------  -------  -----------
 Net Asset Value,
  Beginning of Period....     $ 11.56     $ 12.44  $ 11.99  $ 10.75  $  9.35    $ 10.00
                              -------     -------  -------  -------  -------    -------
 Income From Investment
  Operations
  Net Investment Income..        0.12        0.28     0.37     0.36     0.36       0.27
  Net Realized and
   Unrealized Gain
   (Loss)................        1.31        0.88     1.81     1.24     1.39      (0.69)
                              -------     -------  -------  -------  -------    -------
  Total From Investment
   Operations............        1.43        1.16     2.18     1.60     1.75      (0.42)
                              -------     -------  -------  -------  -------    -------
 Distributions
  Net Investment Income..       (0.13)      (0.29)   (0.37)   (0.36)   (0.35)     (0.23)
  Net Realized Gain......       (0.73)      (1.75)   (1.36)     --       --         --
                              -------     -------  -------  -------  -------    -------
  Total Distributions....       (0.86)      (2.04)   (1.73)   (0.36)   (0.35)     (0.23)
                              -------     -------  -------  -------  -------    -------
 Net Asset Value, End of
  Period.................     $ 12.13     $ 11.56  $ 12.44  $ 11.99  $ 10.75    $  9.35
                              =======     =======  =======  =======  =======    =======
 Total Return............       12.83%**    10.63%   20.78%   15.13%   19.10%     (4.19)%**
                              =======     =======  =======  =======  =======    =======
 Ratios and Supplemental
  Data
 Net Assets, End of
  Period (Thousands).....     $80,514     $84,522  $86,204  $83,430  $95,834    $99,564
 Ratio of Expenses to
  Average Net Assets.....        1.04%*      1.01%    0.97%    0.93%    0.87%      0.90%*
 Ratio of Net Investment
  Income to Average Net
  Assets.................        1.85%*      2.39%    3.06%    3.04%    3.49%      3.05%*
 Portfolio Turnover
  Rate...................          37%         87%     128%     172%     158%       158%
 Ratio of Expenses to
  Average Net Assets
  Including Expense
  Offsets................        1.04%*      1.01%    0.97%    0.92%    0.86%       N/A

 * Annualized
** Not Annualized
 + Commencement of Operations
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period
                                            Institutional Service Class
                                      ----------------------------------------
                                       For the Period               March 7,
                                            Ended       Year Ended  1997++ to
                                      December 29, 1998  October   October 31,
                                         (Unaudited)     31, 1998     1997
                                      ----------------- ---------- -----------
 Net Asset Value, Beginning of
  Period.............................      $11.53         $12.44     $11.26
                                           ------         ------     ------
 Income From Investment Operations
  Net Investment Income..............        0.07           0.27       0.19
  Net Realized and Unrealized Gain...        1.19           0.85       1.21
                                           ------         ------     ------
  Total From Investment Operations...        1.26           1.12       1.40
                                           ------         ------     ------
 Distributions
  Net Investment Income..............       (0.07)         (0.28)     (0.22)
  Net Realized Gain..................       (0.73)         (1.75)       --
                                           ------         ------     ------
  Total Distributions................       (0.80)         (2.03)     (0.22)
                                           ------         ------     ------
 Net Asset Value, End of Period......      $11.99         $11.53     $12.44
                                           ======         ======     ======
 Total Return........................         N/A          10.44%     12.57%**
                                           ======         ======     ======
 Ratios and Supplemental Data
 Net Assets, End of Period
  (Thousands)........................      $  --          $  354     $  378
 Ratio of Expenses to Average Net
  Assets.............................        0.56%*         1.26%      1.22%*
 Ratio of Net Investment Income to
  Average Net Assets.................        0.73%*         2.13%      2.71%*
 Portfolio Turnover Rate.............          37%            87%       128%
 Ratio of Expenses to Average Net
  Assets Including Expense Offsets...        0.56%*         1.26%      1.22%*

 * Annualized
** Not Annualized
++ Initial offering of Institutional Service Class Shares
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 SIRACH BOND PORTFOLIO
-------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
                                               Selected Per Share Data & Ratios
                                 For a Share Outstanding Throughout Each Period
                                                         Institutional Service
                              Institutional Class                Class
                           --------------------------  --------------------------
                             Six Months   November 3,    Six Months   November 7,
                               Ended       1997+ to        Ended       1997++ to
                           April 30, 1999 October 31,  April 30, 1999 October 31,
                            (Unaudited)      1998       (Unaudited)      1998
                           -------------- -----------  -------------- -----------
 Net Asset Value,
  Beginning of Period....     $ 10.35       $ 10.00        $10.33       $10.00
                              -------       -------        ------       ------
 Income From Investment
  Operations
  Net Investment Income..        0.29          0.59          0.26         0.55
  Net Realized and
   Unrealized Gain
   (Loss)................       (0.19)         0.28         (0.16)        0.28
                              -------       -------        ------       ------
  Total From Investment
   Operations............        0.10          0.87          0.10         0.83
                              -------       -------        ------       ------
 Distributions
  Net Investment Income..       (0.29)        (0.52)        (0.28)       (0.50)
  Net Realized Gain......       (0.11)          --          (0.11)         --
                              -------       -------        ------       ------
  Total Distributions....       (0.40)        (0.52)        (0.39)       (0.50)
                              -------       -------        ------       ------
 Net Asset Value, End of
  Period.................     $ 10.05       $ 10.35        $10.04       $10.33
                              =======       =======        ======       ======
 Total Return+++.........        0.96%**       8.84%**       0.91%**      8.42%**
                              =======       =======        ======       ======
 Ratios and Supplemental
  Data
 Net Assets, End of
  Period (Thousands).....     $74,241       $63,409        $1,295       $1,074
 Ratio of Expenses to
  Average Net Assets.....        0.50%*        0.51%*        0.37%*       0.76%*
 Ratio of Net Investment
  Income to Average Net
  Assets.................        5.76%*        5.95%*        2.73%*       5.70%*
 Portfolio Turnover
  Rate...................          98%          168%           98%         168%
 Ratio of Voluntarily
  Waived Fees and
  Expenses Assumed by
  Affiliates to Average
  Net Assets.............        0.31%*        0.42%*        0.16%*       0.43%*
 Ratio of Expenses to
  Average Net Assets
  Including Expense
  Offsets................        0.50%*        0.50%*        0.37%*       0.75%*

  * Annualized
 ** Not Annualized
  + Commencement of Operations
 ++ Initial Offering of Institutional Service Class Shares
+++ Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period
                                  Six Months     Years Ended
                                    Ended        October 31,      July 1, 1996+
                                April 30, 1999 -----------------  to October 31,
                                 (Unaudited)    1998      1997         1996
                                -------------- -------   -------  --------------
 Net Asset Value, Beginning of
  Period......................     $ 15.59     $ 13.98   $ 10.97      $10.00
                                   -------     -------   -------      ------
 Income From Investment
  Operations
  Net Investment Income
   (Loss).....................       (0.01)      (0.01)     0.03        0.01
  Net Realized and Unrealized
   Gain.......................        3.18        2.01      3.06        0.97
                                   -------     -------   -------      ------
  Total From Investment
   Operations.................        3.17        2.00      3.09        0.98
                                   -------     -------   -------      ------
 Distributions
  Net Investment Income.......         --        (0.01)    (0.02)      (0.01)
  Net Realized Gain...........       (0.27)      (0.38)    (0.06)        --
                                   -------     -------   -------      ------
  Total Distributions.........       (0.27)      (0.39)    (0.08)      (0.01)
                                   -------     -------   -------      ------
 Net Asset Value, End of
  Period......................     $ 18.49     $ 15.59   $ 13.98      $10.97
                                   =======     =======   =======      ======
 Total Return++...............       20.50%**    14.63%    28.34%       9.80%**
                                   =======     =======   =======      ======
 Ratios and Supplemental Data
 Net Assets, End of Period
  (Thousands).................     $47,654     $37,939   $26,169      $6,410
 Ratio of Expenses to Average
  Net Assets..................        0.90%*      0.90%     0.90%       1.03%*
 Ratio of Net Investment
  Income (Loss) to Average Net
  Assets......................       (0.16)%*    (0.08)%    0.30%       0.39%*
 Portfolio Turnover Rate......          43%         75%       89%         34%
 Ratio of Voluntarily Waived
  Fees and Expenses Assumed by
  Affilliates to Average Net
  Assets......................        0.30%*      0.30%     0.53%       4.15%*
 Ratio of Expenses to Average
  Net Assets Including Expense
  Offsets.....................        0.90%*      0.90%     0.90%       0.90%*

 * Annualized
** Not Annualized
 + Commencement of Operations
++ Total Return would have been lower had certain fees not been waived and expenses assumed by Affiliates.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The Sirach Spe-cial Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio, Sirach Bond Portfolio and Sirach Equity Portfolio (the "Portfo-lios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The information presented in the financial statements per-tains only to the Portfolios. The Portfolios are authorized to offer two sepa-rate classes of shares--Institutional Class Shares and Institutional Service Class Shares. As of April 30, 1999, the Sirach Special Equity Portfolio, Sirach Growth Portfolio, and the Sirach Bond Portfolio have issued Institu-tional Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder ser-vicing of such shares), dividend, liquidation and other rights. The objective of the Portfolios are as follows:
    Sirach Special Equity Portfolio seeks to provide maximum long-term growth of capital consistent with reasonable risk to principal, by invest-ing in small to medium capitalized companies with particularly attractive financial characteristics.
    Sirach Growth Portfolio seeks to provide long-term capital growth con-sistent with reasonable risk to principal by investing in a diversified portfolio of common stocks.
    Sirach Strategic Balanced Portfolio seeks to provide long-term growth of capital consistent with reasonable risk to principal by investing in a di-versified portfolio of common stocks and fixed income securities.
    Sirach Bond Portfolio seeks to provide above-average total return with reasonable risk to principal by investing primarily in investment grade fixed income securities.
    Sirach Equity Portfolio seeks to provide long-term capital growth con-sistent with reasonable risk to principal by investing, under normal cir-cumstances, up to 90% of its total assets in common stocks of companies that offer long-term growth potential.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may re-quire Management to make estimates and assumptions that affect the reported amounts and

UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

disclosures in the financial statements. Actual results may differ from those estimates.
    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the- counter, the market value is determined by using the average be-tween the last reported bid and last reported offer prices quoted on such day. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remain-ing maturities of sixty days or less at time of purchase are valued at am-ortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures by the Board of Direc-tors.
    2. Federal Income Taxes: It is the Portfolios' intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.
    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolio has the right to liquidate the collat-eral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, real-ization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.
    4. Distributions to Shareholders: Each Portfolio will distribute sub-stantially all of its net investment income quarterly. Any realized net capital

UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

  gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.
    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.
    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be di-rectly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Sirach Capital Management, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets for the month as follows:

   Sirach Portfolios                                                       Rate
   -----------------                                                       -----
   Special Equity......................................................... 0.70%
   Growth................................................................. 0.65%
   Strategic Balanced..................................................... 0.65%
   Bond................................................................... 0.35%
   Equity................................................................. 0.65%

  The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Sirach Bond and the Sirach

UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

Equity Portfolios' Institutional Class Shares total annual operating expenses, after the effect of expense offset arrangements, from exceeding, 0.50% and 0.90% of average daily net assets, respectively.

  C. Administrative Services: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the Portfolios under a Fund Administration Agreement. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including administrative and fund accounting services. The Administrator has entered into an Agency Agreement with DST Sys-tems, Inc. ("DST"), under which DST provides transfer agent and dividend-dis-bursing services. The Administrator has also entered into agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, each Portfolio pays a five-part fee to the Administrator as follows:
  --Effective April 15,1999, an annual base fee, which is retained by the Administrator, calculated at an annual rate equal to $14,500 for the first operational share class and $3,000 for each additional class.
  --A portfolio-specific monthly fee of 0.04%, 0.04%, 0.06%, 0.04% and 0.04% per annum of the average daily net assets of the Sirach Special Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio, Sirach Bond Portfolio and Sirach Equity Portfolio, respectively, which is retained by the Administrator.
  --An annual base fee that the Administrator pays to CGFSC for its adminis-trative and fund accounting services calculated at an annual rate of no more than $52,500 for the first operational share class; plus $7,500 for each additional operational share class; and 0.039% of their pro rata share of the combined average net assets of the UAM Funds.
  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.
  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as shareholder-servicing agent equal to $7,500 for the first opera-tional share class and $2,500 for each additional class.

  The Portfolios also pay certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------


  For the six months ended April 30, 1999, the Administrator earned the fol-lowing amounts from the Portfolios and paid the following to CGFSC and UAMSSC for their services:

                                        Administration Portion Paid Portion Paid
Sirach Portfolios                            Fees        to CGFSC    to UAMSSC
-----------------                       -------------- ------------ ------------
Special Equity.........................    $126,431      $66,690       $7,467
Growth.................................      95,530       52,917        6,457
Strategic Balanced.....................      97,463       49,893        6,317
Bond...................................      76,873       42,153        5,886
Equity.................................      58,529       36,964        4,656

  For the six months ended April 30, 1999, the Sirach Special Equity Portfo-lio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio, Sirach Bond Portfolio and Sirach Equity Portfolio incurred $1,123, $378, $1,194, $817, and $690, respectively, in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and share-holder accounts.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios as-sets and the assets are held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Sirach Special Equity Portfolio, the Sirach Growth Portfolio, and the Sirach Bond Portfolio have adopted Distribution and Service Plans (the "Plans") on behalf of the Institutional Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolios may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Sirach Special Equity, the Sirach Growth, the Sirach Strategic Balanced and the Sirach Bond Portfolios' net assets. The distributor does not receive any fee or other compensation with respect to the Portfolios. The Sirach Special Equity, the Sirach Growth, and the Sirach Bond Portfolios' Institutional Service Class Shares are cur-rently making payments for distribution fees at an annual rate of 0.25% of the Portfolios' average daily net assets.

  F. Account Services: Through January 1, 1999 the UAM Funds had contracted with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM, to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the terms of Agreement, the Service Provider was entitled to receive, after the end of each month, a fee at the annual

UAM FUNDS                                                     SIRACH PORTFOLIOS
-------------------------------------------------------------------------------

rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services. The agreement was terminated effective January 1,1999. The Service Provider has voluntarily agreed to waive its fees in order to keep the Sirach Bond and the Sirach Eq-uity Portfolios' Institutional Class Shares total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.50% and 0.90% of average daily net assets for the month, respectively.

  G. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. Purchases and Sales: For the six months ended April 30, 1999, purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

Sirach Portfolios                                       Purchases      Sales
-----------------                                      ------------ ------------
Special Equity........................................ $169,080,551 $222,631,568
Growth................................................   39,469,532   91,157,473
Strategic Balanced....................................   24,605,915   37,307,843
Bond..................................................   45,792,284   40,784,630
Equity................................................   20,719,331   18,161,250

  Purchases and sales of long-term U.S. Government securities were $4,804,417 and $3,164,088 respectively, for the Sirach Strategic Balanced Portfolio and $31,923,835 and $25,868,654, respectively, for the Sirach Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sirach Special Equity Portfolio, the Sirach Growth Portfolio and the Sirach Equity Portfolio.

  I. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to par-ticipate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capi-tal shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each cal-endar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended Octo-ber 31, 1998, the Portfolios had no borrowings under the agreement.

UAM FUNDS                                                      SIRACH PORTFOLIOS
--------------------------------------------------------------------------------


  J. Other: At April 30, 1999 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares out-standing for each Portfolio was as follows:

                                                             No. of        %
Sirach Portfolios                                         Shareholders Ownership
-----------------                                         ------------ ---------
Special Equity-Institutional Class.......................       1          13
Special Equity-Institutional Service Class...............       1         100
Growth-Institutional Class...............................       2          42
Growth-Institutional Service Class.......................       2          96
Strategic Balanced-Institutional Class...................       2          22
Bond-Institutional Class.................................       2          38
Bond-Institutional Service Class.........................       1         100
Equity...................................................       4          57

UAM FUNDS                                                      SIRACH PORTFOLIOS
--------------------------------------------------------------------------------

  K. Capital Share Transactions: Transactions in capital shares for the Portfo-lios, by class, were as follows:

                              Institutional Class           Institutional
                                     Shares             Service Class Shares
                            -------------------------  -----------------------
                                Six                        Six
                            Months Ended               Months Ended
                             April 30,    Year Ended    April 30,   Year Ended
                                1999      October 31,      1999      October
                            (Unaudited)      1998      (Unaudited)   31, 1998
                            ------------  -----------  ------------ ----------
Sirach Special Equity
  Portfolio:
Issued.....................   9,658,752    26,894,004      105,910     66,838
In Lieu of Cash
  Distributions............   4,149,179     5,350,992       57,192     36,399
Redeemed................... (14,625,328)  (41,574,679)    (143,202)   (40,586)
                            -----------   -----------   ----------   --------
Net Increase (Decrease)
  from Capital Share
  Transactions.............    (817,397)   (9,329,683)      19,900     62,651
                            ===========   ===========   ==========   ========
Sirach Growth Portfolio:
Issued.....................     954,199     1,942,763      238,774    627,490
In Lieu of Cash
  Distributions............     935,382     1,964,389      401,481    409,851
Redeemed...................  (2,974,149)   (6,354,899)  (1,843,906)  (621,544)
                            -----------   -----------   ----------   --------
Net Increase (Decrease)
  from Capital Share
  Transactions.............  (1,084,568)   (2,447,747)  (1,203,651)   415,797
                            ===========   ===========   ==========   ========
Sirach Strategic Balanced
  Portfolio:
Issued.....................     502,582     1,967,421          224     16,571
In Lieu of Cash
  Distributions............     469,841     1,235,806        2,179      4,488
Redeemed...................  (1,645,866)   (2,822,117)     (33,138)   (20,691)
                            -----------   -----------   ----------   --------
Net Increase (Decrease)
  from Capital Share
  Transactions.............    (673,443)      381,110      (30,735)       368
                            ===========   ===========   ==========   ========

UAM FUNDS                                                  THE SIRACH PORTFOLIOS
--------------------------------------------------------------------------------

                              Institutional Class      Institutional Service
                                     Shares                    Class
                            ------------------------  ------------------------
                                Six                       Six
                            Months Ended November 3,  Months Ended November 7,
                             April 30,    1997* to     April 30,    1997** to
                                1999     October 31,      1999     October 31,
                            (Unaudited)     1998      (Unaudited)     1998
                            ------------ -----------  ------------ -----------
Sirach Bond Portfolio:
Issued.....................  1,583,484    7,275,926      20,336      105,156
In Lieu of Cash
  Distributions............    262,776      256,086       4,755        4,270
Redeemed...................   (588,091)  (1,402,623)        --        (5,533)
                             ---------   ----------      ------      -------
Net Increase from Capital
  Share Transactions.......  1,258,169    6,129,389      25,091      103,893
                             =========   ==========      ======      =======

                                                           Institutional Class
                                                                 Shares
                                                         -----------------------
                                                             Six
                                                         Months Ended
                                                          April 30,   Year Ended
                                                             1999      October
                                                         (Unaudited)   31, 1998
                                                         ------------ ----------
Sirach Equity Portfolio:
Issued..................................................    308,784     955,985
In Lieu of Cash Distributions...........................     38,386      62,790
Redeemed................................................   (204,061)   (456,215)
                                                           --------    --------
Net Increase from Capital Share Transactions............    143,109     562,560
                                                           ========    ========

 *  Commencement of Operations
**  Initial Offering of Institutional Services Class Shares

UAM FUNDS                                                      SIRACH PORTFOLIOS
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Sirach Capital Management, Inc.
3323 One Union Square
Seattle, WA 98101

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.